American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
May 31, 2022

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Brazil — 6.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	1,200	896
AES Brasil Energia SA	400	896
Aliansce Sonae Shopping Centers SA	500	2,020
Alpargatas SA, Preference Shares	400	1,848
Alupar Investimento SA	300	1,689
Ambev SA, ADR	2,661	7,877
Americanas SA	500	2,121
Anima Holding SA(1)	500	582
Arezzo Industria e Comercio SA	200	3,382
Armac Locacao Logistica E Servicos SA	100	289
Atacadao SA	800	3,264
Auren Energia SA	900	2,632
Azul SA, ADR(1)	104	1,324
B3 SA - Brasil Bolsa Balcao	4,800	12,837
Banco Bradesco SA	1,870	6,587
Banco Bradesco SA, ADR	6,232	26,486
Banco BTG Pactual SA	1,600	8,457
Banco do Brasil SA	1,500	11,536
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	700	1,510
Banco Santander Brasil SA, ADR	633	4,501
BB Seguridade Participacoes SA	900	5,024
Bemobi Mobile Tech SA	300	884
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	600	932
Boa Vista Servicos SA	500	631
BR Malls Participacoes SA	3,900	6,926
BR Properties SA	1,000	1,843
Braskem SA, ADR	246	4,649
BRF SA, ADR(1)	1,023	3,294
C&A MODAS SA(1)	300	195
CCR SA	2,500	6,949
Centrais Eletricas Brasileiras SA, ADR	433	3,806
Centrais Eletricas Brasileiras SA, Class B Preference Shares	300	2,606
Cia Brasileira de Aluminio	200	668
Cia Brasileira de Distribuicao, ADR	1,411	6,096
Cia de Locacao das Americas	700	3,746
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	269	2,590
Cia de Saneamento de Minas Gerais-COPASA	800	2,251
Cia de Saneamento do Parana	500	2,107
Cia de Saneamento do Parana, Preference Shares	5,000	4,229
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	400	2,043
Cia Energetica de Minas Gerais, ADR	1,282	3,166
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	100	1,153
Cia Paranaense de Energia, ADR	304	2,313
Cia Paranaense de Energia, Preference Shares	2,300	3,562
Cia Siderurgica Nacional SA, ADR	2,780	12,566
Cielo SA(1)	4,800	3,969
Construtora Tenda SA(1)	100	106
Cruzeiro do Sul Educacional SA	200	158

Cury Construtora e Incorporadora SA	300	418
CVC Brasil Operadora e Agencia de Viagens SA(1)	300	690
Cyrela Brazil Realty SA Empreendimentos e Participacoes	800	2,304
Desktop - Sigmanet Comunicacao Multimidia S.A	100	194
Dexco SA	1,000	2,359
Dexxos Participacoes SA	100	199
Direcional Engenharia SA(1)	200	462
EcoRodovias Infraestrutura e Logistica SA(1)	900	1,390
EDP - Energias do Brasil SA	100	452
Embraer SA, ADR(1)	596	6,383
Empreendimentos Pague Menos S/A(1)	300	420
Energisa SA	200	1,862
Equatorial Energia SA	400	1,992
Eternit SA	300	805
Even Construtora e Incorporadora SA	300	328
Ez Tec Empreendimentos e Participacoes SA	300	1,027
Fleury SA	300	963
Fras-Le SA	200	420
Gafisa SA(1)	800	246
Gerdau SA, ADR	2,770	16,897
Gol Linhas Aereas Inteligentes SA, ADR	310	1,888
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	600	1,841
Grendene SA	600	1,087
Grupo SBF SA	200	1,007
Guararapes Confeccoes SA(1)	300	556
Hapvida Participacoes e Investimentos SA	1,300	1,830
Helbor Empreendimentos SA	200	127
Hidrovias do Brasil SA(1)	800	535
Hospital Mater Dei SA	100	199
Hypera SA	400	3,249
Iguatemi SA	600	2,519
Iguatemi SA	400	215
Industrias Romi SA	100	299
Infracommerce CXAAS SA(1)	100	106
Instituto Hermes Pardini SA	100	429
International Meal Co. Alimentacao SA, Class A(1)	500	222
Iochpe Maxion SA	400	1,247
Irani Papel e Embalagem SA	700	1,083
IRB Brasil Resseguros S/A(1)	1,400	869
Itau Unibanco Holding SA, ADR	6,367	34,891
JHSF Participacoes SA	900	1,326
Kepler Weber SA	300	1,300
Klabin SA	2,200	10,309
Lavvi Empreendimentos Imobiliarios Ltda	400	433
Light SA	1,100	1,771
Localiza Rent a Car SA	1,200	14,478
LOG Commercial Properties e Participacoes SA	200	967
Log-in Logistica Intermodal SA(1)	200	1,427
Lojas Quero Quero S/A	200	362
Lojas Renner SA	600	3,344
LPS Brasil Consultoria de Imoveis SA	1,700	1,091
M Dias Branco SA	100	546
Magazine Luiza SA	900	703
Mahle-Metal Leve SA	100	550

Marcopolo SA, Preference Shares	1,400	848
Marfrig Global Foods SA	600	1,969
Marisa Lojas SA(1)	200	101
Mills Estruturas e Servicos de Engenharia SA	1,000	1,582
Minerva SA	1,000	2,982
Mitre Realty Empreendimentos E Participacoes LTDA	200	221
Movida Participacoes SA	1,500	5,675
MPM Corporeos SA	100	65
MRV Engenharia e Participacoes SA	800	1,624
Multilaser Industrial SA	400	404
Multiplan Empreendimentos Imobiliarios SA	600	3,038
Natura & Co. Holding SA	500	1,721
Oceanpact Servicos Maritimos SA	200	116
Odontoprev SA	520	1,099
Omega Energia SA(1)	500	1,128
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	118
Petroreconcavo SA	400	2,379
Portobello SA	300	531
Positivo Tecnologia SA	200	317
Qualicorp Consultoria e Corretora de Seguros SA	400	943
Raia Drogasil SA	1,200	5,212
Randon SA Implementos e Participacoes, Preference Shares	500	1,067
Rede D'Or Sao Luiz SA	100	759
Rumo SA	1,800	6,677
Santos Brasil Participacoes SA	900	1,390
Sao Martinho SA	500	5,300
Sendas Distribuidora SA, ADR	568	9,383
Ser Educacional SA	200	339
SIMPAR SA	1,700	4,267
StoneCo Ltd., A Shares(1)	522	5,241
Sul America SA	800	4,520
Suzano SA, ADR	1,158	12,935
SYN prop e tech SA	500	529
Tegma Gestao Logistica SA	100	327
Telefonica Brasil SA, ADR	350	3,759
TIM SA, ADR	473	7,057
TOTVS SA	400	2,368
Transmissora Alianca de Energia Eletrica SA	1,000	8,509
Trisul SA	700	573
Tupy SA	100	482
Unifique Telecomunicacoes S/A	200	178
Unipar Carbocloro SA, Class B Preference Shares	210	4,471
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	200	427
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	500	1,555
Via S/A(1)	2,400	1,571
Vivara Participacoes SA	100	519
Vulcabras Azaleia SA	100	244
WEG SA	700	3,737
Wiz Solucoes e Corretagem de Seguros SA	100	184
YDUQS Participacoes SA	300	1,020
		443,274
Chile — 1.1%
Aguas Andinas SA, A Shares	34,996	7,167
Banco de Chile	65,381	6,710

Banco de Credito e Inversiones SA	26	959
Banco Santander Chile, ADR	373	7,419
CAP SA	328	4,148
Cencosud SA	3,375	5,269
Cencosud Shopping SA	184	192
Cia Cervecerias Unidas SA, ADR	45	630
Embotelladora Andina SA, Class B Preference Shares	2,314	4,562
Empresa Nacional de Telecomunicaciones SA	1,220	4,522
Empresas CMPC SA	2,254	3,828
Enel Americas SA, ADR	1,253	6,892
Enel Chile SA	14,652	381
Falabella SA	2,129	6,061
Parque Arauco SA	1,220	1,182
Sociedad Quimica y Minera de Chile SA, ADR	139	14,758
Vina Concha y Toro SA	3,852	6,077
		80,757
China — 26.6%
360 DigiTech, Inc., ADR	401	6,308
361 Degrees International Ltd.(1)	4,000	1,999
3SBio, Inc.(1)	3,000	2,229
A-Living Smart City Services Co. Ltd.	1,000	1,594
AAC Technologies Holdings, Inc.	1,500	3,262
AAG Energy Holdings Ltd.	6,000	1,201
Agile Group Holdings Ltd.	8,000	3,392
Agora, Inc., ADR(1)	206	1,255
Agricultural Bank of China Ltd., H Shares	22,000	8,378
Alibaba Group Holding Ltd., ADR(1)	1,392	133,702
Alibaba Pictures Group Ltd.(1)	10,000	879
Anhui Expressway Co. Ltd., H Shares	2,000	1,726
ANTA Sports Products Ltd.	1,600	18,143
Antengene Corp. Ltd.(1)	1,500	1,367
Ascletis Pharma, Inc.(1)	1,000	497
AsiaInfo Technologies Ltd.	400	678
Autohome, Inc., ADR	102	3,707
Baidu, Inc., ADR(1)	222	31,158
Bank of China Ltd., H Shares	109,000	43,575
Bank of Chongqing Co. Ltd., H Shares	1,000	581
Bank of Communications Co. Ltd., H Shares	12,000	8,173
BeiGene Ltd., ADR(1)	11	1,509
Beijing Capital International Airport Co. Ltd., H Shares(1)	2,000	1,172
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	250	274
Beijing Enterprises Water Group Ltd.	14,000	4,638
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,629
Bilibili, Inc., ADR(1)	17	380
BOC Aviation Ltd.	1,000	8,248
BOE Varitronix Ltd.	1,000	1,212
Bosideng International Holdings Ltd.	10,000	5,322
Burning Rock Biotech Ltd., ADR(1)	42	101
BYD Co. Ltd., H Shares	1,000	35,541
BYD Electronic International Co. Ltd.	1,500	3,329
C&D International Investment Group Ltd.	1,000	2,151
Canaan, Inc., ADR(1)	65	243
Canadian Solar, Inc.(1)	152	4,873
CanSino Biologics, Inc., H Shares(1)	200	2,014

Cathay Media And Education Group, Inc.	1,000	143
Central China New Life Ltd.	1,000	425
Central China Real Estate Ltd.	1,000	76
Cheerwin Group Ltd.	500	147
China Bohai Bank Co. Ltd., H Shares	8,500	1,406
China Cinda Asset Management Co. Ltd., H Shares	24,000	4,067
China CITIC Bank Corp. Ltd., H Shares	21,000	10,164
China Communications Services Corp. Ltd., H Shares	10,000	4,683
China Conch Environment Protection Holdings Ltd.(1)	4,500	2,959
China Conch Venture Holdings Ltd.	5,000	13,006
China Construction Bank Corp., H Shares	120,000	88,958
China Datang Corp. Renewable Power Co. Ltd., H Shares	15,000	5,215
China East Education Holdings Ltd.	2,000	943
China Education Group Holdings Ltd.	2,000	1,381
China Everbright Bank Co. Ltd., H Shares	8,000	2,627
China Everbright Greentech Ltd.	1,000	267
China Everbright Ltd.	4,000	3,665
China Feihe Ltd.	13,000	13,121
China Foods Ltd.	2,000	693
China Galaxy Securities Co. Ltd., H Shares	10,500	5,788
China General Education Group Ltd.(1)	1,000	464
China Glass Holdings Ltd.	2,000	369
China High Speed Transmission Equipment Group Co. Ltd.(1)	1,000	572
China International Capital Corp. Ltd., H Shares	4,400	8,378
China Kepei Education Group Ltd.	2,000	416
China Lesso Group Holdings Ltd.	6,000	7,704
China Life Insurance Co. Ltd., ADR	1,066	8,176
China Literature Ltd.(1)	200	878
China Medical System Holdings Ltd.	6,000	8,866
China Meidong Auto Holdings Ltd.	2,000	7,176
China Mengniu Dairy Co. Ltd.	5,000	25,600
China Merchants Bank Co. Ltd., H Shares	3,500	22,137
China Merchants Port Holdings Co. Ltd.	6,000	11,385
China Minsheng Banking Corp. Ltd., H Shares	12,500	4,841
China Molybdenum Co. Ltd., H Shares	6,000	2,936
China New Higher Education Group Ltd.	4,000	1,246
China Pacific Insurance Group Co. Ltd., H Shares	4,200	9,798
China Rare Earth Holdings Ltd.(1)	2,000	153
China Renaissance Holdings Ltd.(1)	200	249
China Resources Beer Holdings Co. Ltd.	2,000	12,465
China Resources Land Ltd.	6,000	26,704
China Resources Medical Holdings Co. Ltd.	4,500	2,476
China Resources Mixc Lifestyle Services Ltd.	800	3,943
China Sanjiang Fine Chemicals Co. Ltd.	2,000	362
China SCE Group Holdings Ltd.	7,000	1,034
China Shuifa Singyes Energy Holdings Ltd.	1,000	168
China South City Holdings Ltd.	20,000	1,680
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	576
China Taiping Insurance Holdings Co. Ltd.	6,800	7,809
China Traditional Chinese Medicine Holdings Co. Ltd.	6,000	3,167
China Travel International Investment Hong Kong Ltd.(1)	2,000	372
China Vanke Co. Ltd., H Shares	1,900	4,198
China Yongda Automobiles Services Holdings Ltd.	6,000	6,202
China Youran Dairy Group Ltd.(1)	2,000	800

China Yuhua Education Corp. Ltd.	2,000	286
Chindata Group Holdings Ltd., ADR(1)	299	2,240
CIFI Ever Sunshine Services Group Ltd.	2,000	2,317
CIFI Holdings Group Co. Ltd.	6,000	2,602
CITIC Securities Co. Ltd., H Shares	4,000	8,657
CMGE Technology Group Ltd.	4,000	1,050
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	8,500	15,040
COSCO SHIPPING Ports Ltd.	6,000	4,524
Country Garden Holdings Co. Ltd.	9,000	5,627
Country Garden Services Holdings Co. Ltd.	1,000	3,954
CSPC Pharmaceutical Group Ltd.	34,000	36,328
CSSC Hong Kong Shipping Co. Ltd.	8,000	1,464
Dali Foods Group Co. Ltd.	10,000	5,036
Daqo New Energy Corp., ADR(1)	337	16,479
DiDi Global, Inc., ADR(1)	82	160
Differ Group Holding Co. Ltd.(1)	4,000	1,081
Digital China Holdings Ltd.	4,000	1,884
Dogness International Corp., Class A(1)	118	472
Dongfeng Motor Group Co. Ltd., Class H	10,000	7,853
DouYu International Holdings Ltd., ADR(1)	317	409
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	418
E-House China Enterprise Holdings Ltd.	5,100	448
Edvantage Group Holdings Ltd.	2,000	597
EVA Precision Industrial Holdings Ltd.	6,000	1,114
Excellence Commercial Property & Facilities Management Group Ltd.	2,000	980
FIH Mobile Ltd.(1)	16,000	2,063
FinVolution Group, ADR	549	2,311
Fosun International Ltd.	4,000	4,056
Fu Shou Yuan International Group Ltd.	7,000	4,875
Fuyao Glass Industry Group Co. Ltd., H Shares	400	1,935
Ganfeng Lithium Co. Ltd., H Shares	200	2,564
GCL New Energy Holdings Ltd.(1)	20,000	400
Geely Automobile Holdings Ltd.	10,000	19,087
Gemdale Properties & Investment Corp. Ltd.	10,000	968
Genertec Universal Medical Group Co. Ltd.	3,500	2,243
GF Securities Co. Ltd., H Shares	2,800	3,699
Goldpac Group Ltd.	1,000	254
Grand Pharmaceutical Group Ltd.	3,000	1,643
Great Wall Motor Co. Ltd., H Shares	500	899
Greenland Hong Kong Holdings Ltd.	7,000	1,347
Greentown China Holdings Ltd.	3,500	6,060
Guangzhou Automobile Group Co. Ltd., H Shares	2,000	1,892
Guangzhou R&F Properties Co. Ltd., H Shares	11,600	4,113
Haidilao International Holding Ltd.	1,000	1,983
Haier Smart Home Co. Ltd., H Shares	2,800	9,955
Haitian International Holdings Ltd.	3,000	7,695
Haitong Securities Co. Ltd., H Shares	6,000	4,249
Hello Group, Inc., ADR	513	3,119
Hengan International Group Co. Ltd.	3,000	14,854
Hilong Holding Ltd.(1)	4,000	431
Hisense Home Appliances Group Co. Ltd., H Shares	1,000	1,040
Hollysys Automation Technologies Ltd.	272	4,145
Hope Education Group Co. Ltd.	56,000	3,384
Hua Hong Semiconductor Ltd.(1)	2,000	7,598

Huatai Securities Co. Ltd., H Shares	5,600	7,838
Huazhong In-Vehicle Holdings Co. Ltd.	2,000	663
Huazhu Group Ltd., ADR	71	2,307
Huijing Holdings Co. Ltd.	4,000	969
HUYA, Inc., ADR(1)	316	1,337
I-Mab, ADR(1)	14	122
iDreamSky Technology Holdings Ltd.(1)	400	272
Industrial & Commercial Bank of China Ltd., H Shares	52,000	31,139
Inke Ltd.(1)	3,000	487
iQIYI, Inc., ADR(1)	555	2,275
JD Health International, Inc.(1)	100	635
Jiangsu Expressway Co. Ltd., H Shares	4,000	4,128
Jinchuan Group International Resources Co. Ltd.	22,000	2,348
JinkoSolar Holding Co. Ltd., ADR(1)	13	797
Jinxin Fertility Group Ltd.(1)	2,000	1,569
Jiumaojiu International Holdings Ltd.	2,000	4,688
JNBY Design Ltd.	500	549
JOYY, Inc., ADR	289	12,251
Kandi Technologies Group, Inc.(1)	134	360
Kangji Medical Holdings Ltd.	1,500	1,281
Kanzhun Ltd., ADR(1)	168	3,397
KE Holdings, Inc., ADR(1)	189	2,533
Kingboard Holdings Ltd.	3,500	16,745
Kingboard Laminates Holdings Ltd.	5,000	8,386
Kingdee International Software Group Co. Ltd.(1)	1,000	1,969
Kingsoft Cloud Holdings Ltd., ADR(1)	42	202
Kingsoft Corp. Ltd.	1,000	3,348
Kuaishou Technology(1)	200	1,936
KWG Group Holdings Ltd.	4,000	1,256
KWG Living Group Holdings Ltd.	3,000	935
Legend Biotech Corp., ADR(1)	10	423
Lenovo Group Ltd.	18,000	17,736
LexinFintech Holdings Ltd., ADR(1)	414	836
Li Auto, Inc., ADR(1)	881	22,087
Li Ning Co. Ltd.	4,000	31,209
Lifetech Scientific Corp.(1)	4,000	1,234
Linklogis, Inc., Class B(1)	1,000	892
Logan Group Co. Ltd.	2,000	556
Longfor Group Holdings Ltd.	2,000	9,952
Lonking Holdings Ltd.	10,000	2,609
Lufax Holding Ltd., ADR	872	5,485
Luoyang Glass Co. Ltd., H Shares(1)	2,000	3,104
Luye Pharma Group Ltd.(1)	2,500	784
LVGEM China Real Estate Investment Co. Ltd.(1)	6,000	656
Maoyan Entertainment(1)	1,600	1,271
Meitu, Inc.(1)	7,500	898
Meituan, Class B(1)	900	21,119
Midea Real Estate Holding Ltd.	2,200	3,477
Minth Group Ltd.	2,000	5,179
Mobvista, Inc.(1)	2,000	1,250
Nam Tai Property, Inc.(1)	45	190
NetDragon Websoft Holdings Ltd.	1,500	3,014
NetEase, Inc., ADR	603	62,549
New China Life Insurance Co. Ltd., H Shares	2,300	6,018

New Horizon Health Ltd.(1)	1,500	3,208
New Oriental Education & Technology Group, Inc., ADR(1)	609	7,954
Nexteer Automotive Group Ltd.	2,000	1,291
NIO, Inc., ADR(1)	416	7,234
Niu Technologies, ADR(1)	10	78
Noah Holdings Ltd., ADR(1)	83	1,524
Nongfu Spring Co. Ltd., H Shares	2,200	12,249
People's Insurance Co. Group of China Ltd., H Shares	15,000	4,719
Pharmaron Beijing Co. Ltd., H Shares	100	1,206
PICC Property & Casualty Co. Ltd., H Shares	18,000	17,430
Pinduoduo, Inc., ADR(1)	82	4,129
Ping An Healthcare and Technology Co. Ltd.(1)	1,600	4,303
Ping An Insurance Group Co. of China Ltd., H Shares	9,000	57,625
Poly Property Group Co. Ltd.	9,000	2,155
Postal Savings Bank of China Co. Ltd., H Shares	13,000	9,655
Q Technology Group Co. Ltd.(1)	1,000	690
Radiance Holdings Group Co. Ltd.	2,000	1,018
Redco Properties Group Ltd.	2,000	502
Renren, Inc., ADR(1)	13	369
Sany Heavy Equipment International Holdings Co. Ltd.	4,000	4,026
SCE Intelligent Commercial Management Holdings Ltd.(1)	2,000	510
Seazen Group Ltd.	12,000	5,084
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,600	3,994
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	900	1,465
Shenzhen Expressway Corp. Ltd., H Shares	2,000	2,114
Shenzhen International Holdings Ltd.	7,500	7,222
Shenzhen Investment Ltd.	6,000	1,290
Shenzhou International Group Holdings Ltd.	400	5,492
Shimao Services Holdings Ltd.	1,000	535
Shoucheng Holdings Ltd.	2,000	288
Shougang Fushan Resources Group Ltd.	16,000	6,916
Shui On Land Ltd.	23,500	3,322
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	1,150
Simcere Pharmaceutical Group Ltd.	2,000	2,384
Sino Biopharmaceutical Ltd.	22,000	12,334
Sino-Ocean Group Holding Ltd.	6,500	1,151
Sinopec Engineering Group Co. Ltd., H Shares	4,500	2,297
Sinopharm Group Co. Ltd., H Shares	3,600	8,904
Sinotruk Hong Kong Ltd.	2,000	2,837
Skyworth Group Ltd.	6,000	3,061
Sohu.com Ltd., ADR(1)	109	1,575
South Manganese Investment Ltd.(1)	9,000	1,043
SSY Group Ltd.	4,000	1,813
Sun King Technology Group Ltd.	2,000	605
Sunny Optical Technology Group Co. Ltd.	600	9,469
SY Holdings Group Ltd.	2,000	1,639
TAL Education Group, ADR(1)	888	3,641
TCL Electronics Holdings Ltd.	2,000	977
Tencent Holdings Ltd.	3,500	160,014
Tencent Music Entertainment Group, ADR(1)	510	2,132
Tianneng Power International Ltd.	2,000	1,911
Times China Holdings Ltd.	3,000	865
Tingyi Cayman Islands Holding Corp.	6,000	10,607
Tong Ren Tang Technologies Co. Ltd., H Shares	5,000	3,743

Tongcheng Travel Holdings Ltd.(1)	2,000	3,834
Topsports International Holdings Ltd.	7,000	5,174
TravelSky Technology Ltd., H Shares	4,000	6,506
Trip.com Group Ltd., ADR(1)	377	8,317
Truly International Holdings Ltd.	12,000	3,446
Uni-President China Holdings Ltd.	7,000	5,643
Up Fintech Holding Ltd., ADR(1)	446	1,820
Vinda International Holdings Ltd.	2,000	5,005
Vipshop Holdings Ltd., ADR(1)	983	9,142
VNET Group, Inc., ADR(1)	212	1,198
Want Want China Holdings Ltd.	18,000	17,913
Weibo Corp., ADR(1)	72	1,584
Weichai Power Co. Ltd., H Shares	4,000	6,169
Wharf Holdings Ltd.	3,000	10,031
WuXi AppTec Co. Ltd., H Shares	100	1,236
Wuxi Biologics Cayman, Inc.(1)	1,000	7,395
Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,500	688
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	2,600	4,253
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	1,000	169
Xinte Energy Co. Ltd., H Shares	2,000	4,695
XPeng, Inc., Class A, ADR(1)	98	2,303
XTEP International Holdings Ltd.	6,000	8,645
Yadea Group Holdings Ltd.	4,000	6,494
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	200	134
Yihai International Holding Ltd.(1)	1,000	3,100
Youdao, Inc., ADR(1)	12	62
Yuexiu Property Co. Ltd.	7,000	7,602
Yuexiu Transport Infrastructure Ltd.	6,000	3,714
Yum China Holdings, Inc.	769	34,959
Yuzhou Group Holdings Co. Ltd.	10,000	599
Zengame Technology Holding Ltd.	4,000	781
Zhejiang Expressway Co. Ltd., H Shares	6,000	5,295
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	400	427
Zhenro Properties Group Ltd.	4,000	290
Zhongliang Holdings Group Co. Ltd.	500	129
Zhongsheng Group Holdings Ltd.	2,000	14,184
Zhongyu Energy Holdings Ltd.	2,000	1,827
Zhou Hei Ya International Holdings Co. Ltd.	1,500	790
Zhuguang Holdings Group Co. Ltd.	2,000	309
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,200	1,355
ZTO Express Cayman, Inc., ADR	703	18,939
		1,889,511
Colombia — 0.4%
Bancolombia SA	470	5,650
Bancolombia SA, ADR	216	9,700
Interconexion Electrica SA ESP	1,592	10,042
		25,392
Czech Republic — 0.2%
Komercni banka AS	71	2,210
Moneta Money Bank AS	3,008	10,013
		12,223
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	3,766	7,549
Greece — 0.8%
Aegean Airlines SA(1)	98	534

Alpha Services and Holdings SA(1)	6,966	7,382
Eurobank Ergasias Services and Holdings SA, Class A(1)	7,327	8,198
Hellenic Telecommunications Organization SA	375	7,112
Holding Co. ADMIE IPTO SA	54	132
JUMBO SA	534	8,876
LAMDA Development SA(1)	787	5,373
National Bank of Greece SA(1)	2,075	7,900
Piraeus Financial Holdings SA(1)	4,523	5,728
Terna Energy SA	312	6,041
Viohalco SA	74	313
		57,589
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	1,410	1,438
OTP Bank Nyrt	340	8,099
Richter Gedeon Nyrt	381	7,454
		16,991
India — 15.4%
3i Infotech Ltd.(1)	335	203
3M India Ltd.(1)	2	519
Aarti Drugs Ltd.	31	169
Action Construction Equipment Ltd.	100	253
Adani Green Energy Ltd.(1)	60	1,453
Aditya Birla Capital Ltd.(1)	2,381	3,076
Aditya Birla Fashion and Retail Ltd.(1)	258	895
Affle India Ltd.(1)	8	108
AGI Greenpac Ltd.	119	349
AIA Engineering Ltd.	124	3,625
Ajanta Pharma Ltd.	18	397
Alembic Pharmaceuticals Ltd.	122	1,148
Alkyl Amines Chemicals	47	1,647
Allcargo Logistics Ltd.	445	1,824
Alok Industries Ltd.(1)	1,328	385
Amara Raja Batteries Ltd.	396	2,554
Ambika Cotton Mills Ltd.	9	209
Anant Raj Ltd.	349	239
Andhra Sugars Ltd.	92	161
Apcotex Industries Ltd.	9	70
Apex Frozen Foods LtdApex Frozen Foods Ltd.	40	135
Apollo Hospitals Enterprise Ltd.	95	4,850
Apollo Pipes Ltd.	31	203
Apollo Tyres Ltd.	1,370	3,833
Arvind Ltd.(1)	417	534
Asahi India Glass Ltd.	102	583
Ashapura Minechem Ltd.	143	200
Ashok Leyland Ltd.	892	1,570
Ashoka Buildcon Ltd.(1)	402	423
Asian Paints Ltd.	226	8,260
Aster DM Healthcare Ltd.(1)	808	2,070
Astra Microwave Products Ltd.	33	92
Astral Ltd.	107	2,377
AU Small Finance Bank Ltd.(1)	221	3,550
Aurobindo Pharma Ltd.	1,132	7,725
Avadh Sugar & Energy Ltd.	26	206
Avenue Supermarts Ltd.(1)	40	2,038

Axis Bank Ltd., GDR(1)	521	22,938
Bajaj Auto Ltd.	68	3,366
Bajaj Consumer Care Ltd.	548	961
Bajaj Finance Ltd.	124	9,643
Bajaj Finserv Ltd.	25	4,138
Bajaj Hindusthan Sugar Ltd.(1)	2,155	388
Balaji Amines Ltd.	42	1,727
Balaji Telefilms Ltd.	116	84
Balkrishna Industries Ltd.	215	6,435
Balrampur Chini Mills Ltd.	294	1,525
Bandhan Bank Ltd.	1,528	6,367
BASF India Ltd.	29	948
Bata India Ltd.	51	1,228
BEML Ltd.	22	399
Berger Paints India Ltd.	167	1,313
Bhansali Engineering Polymers Ltd.	58	85
Bharat Electronics Ltd.	4,486	13,525
Bharat Heavy Electricals Ltd.(1)	2,631	1,726
Bharat Rasayan Ltd.	7	1,083
Biocon Ltd.(1)	314	1,346
Birlasoft Ltd.	848	4,026
BLS International Services Ltd.	48	115
Blue Dart Express Ltd.	18	1,732
Blue Star Ltd.	245	3,214
Bodal Chemicals Ltd.	128	156
Brigade Enterprises Ltd.	571	3,396
Brightcom Group Ltd.	2,690	2,215
Britannia Industries Ltd.	62	2,898
BSE Ltd.	95	920
Butterfly Gandhimathi Appliances Ltd.	19	344
Can Fin Homes Ltd.	368	2,276
Cantabil Retail India Ltd.	11	159
Caplin Point Laboratories Ltd.	89	849
Care Ratings Ltd.	127	772
CCL Products India Ltd.	433	1,965
Ceat Ltd.	140	1,821
Central Depository Services India Ltd.	24	386
Century Enka Ltd.	40	253
Century Plyboards India Ltd.	83	611
Century Textiles & Industries Ltd.	34	348
Cera Sanitaryware Ltd.	23	1,242
CG Power & Industrial Solutions Ltd.(1)	515	1,194
Chalet Hotels Ltd.(1)	51	194
Chennai Petroleum Corp. Ltd.(1)	490	1,763
Cholamandalam Financial Holdings Ltd.	208	1,667
Cholamandalam Investment and Finance Co. Ltd.	928	8,077
Cigniti Technologies Ltd.	18	107
Cipla Ltd.	1,124	14,348
City Union Bank Ltd.	1,578	2,834
Cochin Shipyard Ltd.	241	1,001
Coforge Ltd.	20	1,007
Colgate-Palmolive India Ltd.	293	6,123
Computer Age Management Services Ltd.	45	1,342
Confidence Petroleum India Ltd.	270	193

Container Corp. of India Ltd.	291	2,431
Cosmo Films Ltd.	91	1,972
CreditAccess Grameen Ltd.(1)	327	4,480
CRISIL Ltd.	20	873
Crompton Greaves Consumer Electricals Ltd.	988	4,571
Cummins India Ltd.	234	3,088
Cyient Ltd.	204	2,047
Dabur India Ltd.	632	4,217
Dalmia Bharat Sugar & Industries Ltd.	130	639
Datamatics Global Services Ltd.	26	105
DCB Bank Ltd.(1)	773	825
DCM Shriram Ltd.	316	4,028
Deepak Fertilisers & Petrochemicals Corp. Ltd.	166	1,378
Deepak Nitrite Ltd.	60	1,536
DEN Networks Ltd.(1)	481	223
Dhani Services Ltd.(1)	178	114
Dish TV India Ltd.(1)	6,287	1,058
Dishman Carbogen Amcis Ltd.(1)	161	243
Divi's Laboratories Ltd.	113	5,209
Dixon Technologies India Ltd.	21	1,037
DLF Ltd.	586	2,590
Dollar Industries Ltd.	55	330
Dr Reddy's Laboratories Ltd., ADR	221	12,232
eClerx Services Ltd.	58	1,508
Edelweiss Financial Services Ltd.	1,182	830
Eicher Motors Ltd.	371	13,223
EIH Ltd.(1)	281	487
Elecon Engineering Co. Ltd.	368	930
Electrosteel Castings Ltd.	1,506	675
Emami Ltd.	697	3,726
Endurance Technologies Ltd.	23	385
Engineers India Ltd.	1,907	1,528
EPL Ltd.	773	1,629
Equitas Holdings Ltd.(1)	1,144	1,367
Eris Lifesciences Ltd.	140	1,202
Escorts Ltd.	259	5,435
Eveready Industries India Ltd.(1)	263	1,063
Everest Industries Ltd.	78	568
Everest Kanto Cylinder Ltd.	75	172
Excel Industries Ltd.	8	133
Exide Industries Ltd.	1,962	3,691
FDC Ltd.(1)	41	130
Federal Bank Ltd.	3,130	3,567
FIEM Industries Ltd.	11	143
Filatex India Ltd.	154	222
Fine Organic Industries Ltd.	11	688
Finolex Cables Ltd.	122	582
Finolex Industries Ltd.	796	1,599
Firstsource Solutions Ltd.	332	473
Future Consumer Ltd.(1)	2,618	69
Future Retail Ltd.(1)	209	22
Gabriel India Ltd.	66	100
Galaxy Surfactants Ltd.	49	1,812
Ganesh Housing Corp. Ltd.(1)	109	365

Ganesha Ecosphere Ltd.	26	212
Garden Reach Shipbuilders & Engineers Ltd.	240	799
Garware Technical Fibres Ltd.	46	1,756
Geojit Financial Services Ltd.	339	217
GHCL Ltd.	498	4,123
GlaxoSmithKline Pharmaceuticals Ltd.	15	292
Glenmark Pharmaceuticals Ltd.	829	4,182
Globus Spirits Ltd.	80	1,048
Godrej Agrovet Ltd.	38	262
Godrej Consumer Products Ltd.(1)	145	1,432
Godrej Industries Ltd.(1)	16	98
Godrej Properties Ltd.(1)	33	593
Gokaldas Exports Ltd.(1)	122	693
Graphite India Ltd.	322	1,830
Greaves Cotton Ltd.	630	1,243
Greenpanel Industries Ltd.	327	2,050
Greenply Industries Ltd.	546	1,240
Gufic Biosciences Ltd.	77	224
Gujarat Alkalies & Chemicals Ltd.	157	1,612
Gujarat Fluorochemicals Ltd.	6	222
Gujarat Mineral Development Corp. Ltd.	506	1,010
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	622	5,295
Gujarat Pipavav Port Ltd.	1,370	1,414
Gujarat State Fertilizers & Chemicals Ltd.	1,476	3,154
Happiest Minds Technologies Ltd.	51	591
Hathway Cable & Datacom Ltd.(1)	2,854	660
Havells India Ltd.	125	1,926
HBL Power Systems Ltd.	802	853
HCL Technologies Ltd.	1,545	20,604
HDFC Asset Management Co. Ltd.	115	2,796
HDFC Life Insurance Co. Ltd.	270	2,075
HEG Ltd.	40	575
Heritage Foods Ltd.	24	91
Hero MotoCorp Ltd.	148	5,254
HFCL Ltd.	3,676	2,965
HG Infra Engineering Ltd.	82	597
Hikal Ltd.	21	89
HIL Ltd.	34	1,651
Himadri Speciality Chemical Ltd.	515	442
Himatsingka Seide Ltd.	53	80
Hindustan Construction Co. Ltd.(1)	1,170	207
Hindustan Oil Exploration Co. Ltd.(1)	35	80
Hindustan Unilever Ltd.	408	12,284
Hitachi Energy India Ltd.	9	408
Housing Development Finance Corp. Ltd.	877	25,816
ICICI Bank Ltd., ADR	1,083	20,848
ICICI Lombard General Insurance Co. Ltd.	221	3,593
ICICI Prudential Life Insurance Co. Ltd.	157	1,047
IDFC First Bank Ltd.(1)	7,038	3,272
IDFC Ltd.	1,745	1,107
IFCI Ltd.(1)	4,034	516
IIFL Finance Ltd.	745	3,069
IIFL Securities Ltd.	615	615
IIFL Wealth Management Ltd.	109	2,187

India Glycols Ltd.	23	255
Indiabulls Housing Finance Ltd.(1)	1,021	1,542
Indiabulls Real Estate Ltd.(1)	1,712	1,643
Indian Bank	1,150	2,496
Indian Energy Exchange Ltd.	1,415	3,529
Indian Metals & Ferro Alloys Ltd.	35	135
Indian Railway Catering & Tourism Corp. Ltd.	101	894
Indo Count Industries Ltd.	50	95
Indo Rama Synthetics India Ltd	481	422
Indoco Remedies Ltd.	20	90
Indus Towers Ltd.	1,174	3,032
Infibeam Avenues Ltd.	814	154
Info Edge India Ltd.	17	908
Infosys Ltd., ADR	3,438	64,841
Inox Wind Ltd.(1)	156	178
Intellect Design Arena Ltd.(1)	242	2,088
InterGlobe Aviation Ltd.(1)	23	541
IOL Chemicals and Pharmaceuticals Ltd.	184	844
ISGEC Heavy Engineering Ltd.	33	207
ITD Cementation India Ltd.	163	126
J Kumar Infraprojects Ltd.	420	1,316
Jai Corp. Ltd.	397	600
Jain Irrigation Systems Ltd.(1)	1,978	1,015
Jaiprakash Associates Ltd.(1)	5,090	540
Jaiprakash Power Ventures Ltd.(1)	10,119	893
Jammu & Kashmir Bank Ltd.(1)	1,312	503
Jamna Auto Industries Ltd.	1,195	1,691
Jindal Poly Films Ltd.	92	1,293
Jindal Stainless Hisar Ltd.(1)	730	2,078
Jindal Stainless Ltd.(1)	1,214	1,749
JK Paper Ltd.	503	2,167
JK Tyre & Industries Ltd.	861	1,272
JM Financial Ltd.	2,406	2,025
JSW Ispat Special Products Ltd.(1)	633	206
Jubilant Foodworks Ltd.	502	3,547
Jubilant Ingrevia Ltd.	51	329
Jubilant Pharmova Ltd.	241	1,191
Just Dial Ltd.(1)	23	195
Jyothy Labs Ltd.	648	1,236
Kajaria Ceramics Ltd.	216	2,858
Kalpataru Power Transmission Ltd.	355	1,645
Kansai Nerolac Paints Ltd.	113	581
Karnataka Bank Ltd.	644	556
Karur Vysya Bank Ltd.	1,870	1,074
KEC International Ltd.	644	3,272
KEI Industries Ltd.	97	1,534
Kellton Tech Solutions Ltd.	119	113
Kiri Industries Ltd.(1)	69	383
Kirloskar Ferrous Industries Ltd.	458	1,325
Kitex Garments Ltd.	74	231
KNR Constructions Ltd.	800	2,662
Kolte-Patil Developers Ltd.(1)	30	96
Kotak Mahindra Bank Ltd.	302	7,122
KPIT Technologies Ltd.	264	1,788

KPR Mill Ltd.	360	2,884
KRBL Ltd.	307	864
Lemon Tree Hotels Ltd.(1)	409	336
LG Balakrishnan & Bros Ltd.	66	499
LIC Housing Finance Ltd.	1,705	8,259
LT Foods Ltd.	195	201
Lupin Ltd.	360	2,864
LUX Industries Ltd.	9	232
Maharashtra Seamless Ltd.	156	1,106
Mahindra & Mahindra Financial Services Ltd.	2,325	5,310
Mahindra & Mahindra Ltd.	1,876	24,822
Mahindra CIE Automotive Ltd.	247	616
Mahindra Lifespace Developers Ltd.(1)	145	695
Mahindra Logistics Ltd.	31	184
Maithan Alloys Ltd.	48	612
Man Infraconstruction Ltd.	158	181
Manali Petrochemicals Ltd.	246	315
Manappuram Finance Ltd.	1,651	2,023
Marico Ltd.	1,011	6,922
Marksans Pharma Ltd.	1,394	837
Maruti Suzuki India Ltd.	150	15,285
MAS Financial Services Ltd.	72	501
Mastek Ltd.	56	1,910
Mayur Uniquoters Ltd.	41	200
Meghmani Finechem Ltd.(1)	97	1,754
Meghmani Organics Ltd.	1,147	1,855
Metropolis Healthcare Ltd.	51	1,057
Minda Corp. Ltd.	259	697
Mishra Dhatu Nigam Ltd.	233	523
MOIL Ltd.	132	274
Motherson Sumi Wiring India Ltd.(1)	1,051	888
Motilal Oswal Financial Services Ltd.	229	2,325
Mphasis Ltd.	85	2,829
MRF Ltd.	7	6,991
Mrs Bectors Food Specialities Ltd.	62	227
MSTC Ltd.	133	493
Multi Commodity Exchange of India Ltd.	6	105
Muthoot Finance Ltd.	242	3,548
Narayana Hrudayalaya Ltd.(1)	125	1,051
Natco Pharma Ltd.	350	3,108
National Aluminium Co. Ltd.	4,225	5,235
Nava Bharat Ventures Ltd.	791	1,888
NBCC India Ltd.	3,790	1,627
Neogen Chemicals Ltd.	29	550
Nestle India Ltd.	42	9,538
Neuland Laboratories Ltd.	10	138
Newgen Software Technologies Ltd.	89	444
NIIT Ltd.	407	2,401
Nippon Life India Asset Management Ltd.	298	1,085
NOCIL Ltd.	193	605
Oberoi Realty Ltd.(1)	321	3,309
Olectra Greentech Ltd.(1)	158	1,189
Omaxe Ltd.(1)	207	242
OnMobile Global Ltd.	261	435

Oracle Financial Services Software Ltd.	65	2,747
Orient Cement Ltd.	913	1,453
Orient Electric Ltd.	781	2,800
Page Industries Ltd.	13	7,540
Paisalo Digital Ltd.	25	244
Panama Petrochem Ltd.	183	676
PCBL Ltd.	1,266	1,721
Persistent Systems Ltd.	76	3,667
Phoenix Mills Ltd.	121	1,812
PI Industries Ltd.	13	460
Pidilite Industries Ltd.	109	3,138
Piramal Enterprises Ltd.	239	5,804
PNB Housing Finance Ltd.(1)	370	1,535
Pokarna Ltd.	11	73
Polycab India Ltd.	74	2,315
Polyplex Corp. Ltd.	103	3,122
Poonawalla Fincorp Ltd.(1)	37	122
Power Grid Corp. of India Ltd.	7,108	21,229
Power Mech Projects Ltd.(1)	25	313
Praj Industries Ltd.	601	2,635
Prakash Industries Ltd.(1)	303	229
Prestige Estates Projects Ltd.	250	1,372
Pricol Ltd.(1)	191	285
Prince Pipes & Fittings Ltd.	95	770
Procter & Gamble Health Ltd.	4	219
PSP Projects Ltd.	48	315
PTC India Ltd.	919	1,043
Quess Corp. Ltd.	49	443
Radico Khaitan Ltd.	157	1,613
Rajesh Exports Ltd.	97	675
Rallis India Ltd.	274	706
Ramco Systems Ltd.(1)	27	87
Ramkrishna Forgings Ltd.	143	304
Rashtriya Chemicals & Fertilizers Ltd.	1,236	1,517
Raymond Ltd.(1)	195	2,446
RBL Bank Ltd.(1)	1,119	1,607
REC Ltd.	4,979	7,630
Redington India Ltd.	3,517	5,867
Relaxo Footwears Ltd.	47	599
Reliance Industrial Infrastructure Ltd.	19	225
Rhi Magnesita India Ltd.	231	1,589
Route Mobile Ltd.	22	392
Rupa & Co. Ltd.	50	242
Samvardhana Motherson International Ltd.	2,613	4,370
Sarda Energy & Minerals Ltd.	23	268
Saregama India Ltd.	326	1,800
Satia Industries Ltd.	74	112
SBI Cards & Payment Services Ltd.	89	891
SBI Life Insurance Co. Ltd.	270	4,054
Schaeffler India Ltd.	34	1,008
SEAMEC Ltd.(1)	7	95
Shakti Pumps India Ltd.	49	295
Shankara Building Products Ltd.(1)	72	646
Sharda Cropchem Ltd.	124	1,140

Share India Securities Ltd.	118	1,779
Shilpa Medicare Ltd.	19	106
Shipping Corp. of India Ltd.	622	942
Shree Renuka Sugars Ltd.(1)	621	374
Shriram City Union Finance Ltd.	96	2,122
Shriram Transport Finance Co. Ltd.	439	6,610
Siemens Ltd.	33	1,030
Siyaram Silk Mills Ltd.	35	233
SKF India Ltd.	65	3,004
Sobha Ltd.	107	754
Somany Home Innovation Ltd.	224	942
Sonata Software Ltd.	407	3,584
South Indian Bank Ltd.(1)	6,101	627
Southern Petrochemical Industries Corp. Ltd.(1)	293	214
Spandana Sphoorty Financial Ltd.(1)	82	395
SRF Ltd.	160	5,045
State Bank of India, GDR	213	12,656
Steel Strips Wheels Ltd	20	190
Sterling and Wilson Renewable(1)	185	779
Sterlite Technologies Ltd.	173	386
Stove Kraft Ltd.(1)	30	207
Sudarshan Chemical Industries	217	1,272
Sumitomo Chemical India Ltd.	255	1,513
Sun Pharmaceutical Industries Ltd.	1,216	13,449
Sun TV Network Ltd.	419	2,393
Sundaram Finance Ltd.	138	2,879
Sundram Fasteners Ltd.	342	3,426
Sunteck Realty Ltd.	114	659
Suprajit Engineering Ltd.	313	1,359
Supreme Industries Ltd.	254	5,971
Surya Roshni Ltd.	18	94
Suven Pharmaceuticals Ltd.	391	2,510
Suzlon Energy Ltd.(1)	6,086	668
Tamil Nadu Newsprint & Papers Ltd.	296	682
Tanla Platforms Ltd.	276	4,693
Tata Coffee Ltd.	130	346
Tata Communications Ltd.	333	4,208
Tata Consultancy Services Ltd.	875	37,732
Tata Consumer Products Ltd.	383	3,731
Tata Elxsi Ltd.	41	4,403
Tata Investment Corp. Ltd.	63	1,238
Tata Metaliks Ltd.	73	682
Tata Motors Ltd., ADR(1)	537	15,304
Tata Steel Long Products Ltd.	18	153
Tata Teleservices Maharashtra Ltd.(1)	519	835
TCI Express Ltd.	31	645
TeamLease Services Ltd.(1)	32	1,361
Tech Mahindra Ltd.	1,145	17,311
Technocraft Industries India Ltd	45	592
Tejas Networks Ltd.(1)	62	339
Texmaco Rail & Engineering Ltd.	1,112	657
Thermax Ltd.	210	5,378
Thirumalai Chemicals Ltd.	498	1,560
Thomas Cook India Ltd.(1)	224	178

Thyrocare Technologies Ltd.	37	313
Time Technoplast Ltd.	761	1,009
Tinplate Co. of India Ltd.	61	269
Titagarh Wagons Ltd.(1)	381	491
Titan Co. Ltd.	143	4,064
Torrent Pharmaceuticals Ltd.	131	4,765
Trent Ltd.	35	504
Trident Ltd.	1,182	724
Triveni Engineering & Industries Ltd.	196	735
TTK Prestige Ltd.	37	395
Tube Investments of India Ltd.	292	5,905
TV Today Network Ltd.	140	484
TV18 Broadcast Ltd.(1)	2,111	1,085
Uflex Ltd.	350	2,741
Ujjivan Financial Services Ltd.(1)	143	256
United Spirits Ltd.(1)	649	6,738
UPL Ltd.	410	4,106
Usha Martin Ltd.(1)	726	1,092
UTI Asset Management Co. Ltd.	164	1,444
VA Tech Wabag Ltd.(1)	244	773
Vaibhav Global Ltd.	253	1,091
Vakrangee Ltd.	2,064	759
Valiant Organics Ltd.(1)	80	693
Varroc Engineering Ltd.(1)	106	466
Varun Beverages Ltd.	347	4,699
Venky's India Ltd.	29	758
Vodafone Idea Ltd.(1)	7,108	872
VRL Logistics Ltd.	200	1,651
Welspun Corp. Ltd.	602	1,753
Welspun India Ltd.	636	532
West Coast Paper Mills Ltd.	38	164
Westlife Development Ltd.(1)	18	105
Whirlpool of India Ltd.	24	504
Wipro Ltd., ADR	979	5,854
Wonderla Holidays Ltd.(1)	85	260
Yes Bank Ltd.(1)	39,524	6,669
Zee Entertainment Enterprises Ltd.	3,632	11,738
Zee Media Corp. Ltd.(1)	1,302	266
Zensar Technologies Ltd.	389	1,523
		1,095,440
Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	19,600	1,291
Adhi Karya Persero Tbk PT(1)	2,000	99
Adi Sarana Armada Tbk PT(1)	2,400	362
Aneka Gas Industri Tbk PT	4,400	660
Bank BTPN Syariah Tbk PT	3,100	648
Bank Bukopin Tbk PT(1)	21,500	302
Bank Central Asia Tbk PT	30,700	16,243
Bank Jago Tbk PT(1)	1,100	706
Bank Mandiri Persero Tbk PT	33,200	19,370
Bank Negara Indonesia Persero Tbk PT	13,700	8,607
Bank Pan Indonesia Tbk PT(1)	12,400	1,023
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,500	1,753
Bank Pembangunan Daerah Jawa Timur Tbk PT	18,900	1,011

Bank Rakyat Indonesia Persero Tbk PT	58,700	18,595
Bank Tabungan Negara Persero Tbk PT	14,800	1,723
Barito Pacific Tbk PT	3,600	206
BFI Finance Indonesia Tbk PT	11,100	867
Buana Lintas Lautan Tbk PT(1)	43,900	503
Bumi Serpong Damai Tbk PT(1)	18,600	1,205
Bundamedik Tbk PT	8,700	406
Ciputra Development Tbk PT	33,300	2,250
Dharma Satya Nusantara Tbk PT	45,400	1,727
Elnusa Tbk PT	13,000	274
Erajaya Swasembada Tbk PT	24,000	879
Indofood CBP Sukses Makmur Tbk PT	1,400	822
Indosat Tbk PT	4,600	1,678
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	16,800	1,175
Jaccs Mitra Pinasthika Mustika Tbk PT	5,800	477
Jasa Marga Persero Tbk PT(1)	5,400	1,481
Kalbe Farma Tbk PT	21,300	2,446
Kino Indonesia Tbk PT	900	253
Link Net Tbk PT	2,700	857
Lippo Karawaci Tbk PT(1)	74,300	632
Mark Dynamics Indonesia Tbk PT	2,900	240
Matahari Department Store Tbk PT	7,100	2,628
Matahari Putra Prima Tbk PT(1)	10,700	194
Media Nusantara Citra Tbk PT	27,700	1,839
Mitra Adiperkasa Tbk PT(1)	53,200	3,276
Mitra Keluarga Karyasehat Tbk PT	7,800	1,394
MNC Kapital Indonesia Tbk PT(1)	16,200	214
MNC Vision Networks Tbk PT(1)	22,500	168
Multipolar Tbk PT(1)	14,900	193
Pabrik Kertas Tjiwi Kimia Tbk PT	3,400	1,657
Pacific Strategic Financial Tbk PT(1)	29,500	2,337
Pakuwon Jati Tbk PT(1)	43,000	1,503
Panin Financial Tbk PT(1)	50,900	977
PP Persero Tbk PT(1)	8,500	544
Samudera Indonesia Tbk PT	8,700	2,087
Sarana Menara Nusantara Tbk PT	44,700	3,064
Sawit Sumbermas Sarana Tbk PT	19,700	1,783
Steel Pipe Industry of Indonesia PT	6,500	141
Summarecon Agung Tbk PT(1)	41,000	1,964
Surya Citra Media Tbk PT(1)	40,200	615
Telkom Indonesia Persero Tbk PT, ADR	936	27,481
Temas Tbk PT	5,100	1,113
Tower Bersama Infrastructure Tbk PT	17,700	3,572
Transcoal Pacific Tbk PT(1)	800	631
Unilever Indonesia Tbk PT	7,800	2,527
Wijaya Karya Persero Tbk PT(1)	8,600	568
XL Axiata Tbk PT	14,100	2,549
		155,790
Malaysia — 1.9%
Aeon Co. M Bhd	4,100	1,328
AEON Credit Service M Bhd	500	1,661
Alliance Bank Malaysia Bhd	5,100	4,189
AMMB Holdings Bhd(1)	4,500	3,732
Ancom Nylex Bhd(1)	1,000	710

Ann Joo Resources Bhd	300	92
Astro Malaysia Holdings Bhd	400	89
Axiata Group Bhd	2,300	1,686
Bank Islam Malaysia Bhd	1,100	733
Berjaya Food Bhd	200	204
Bermaz Auto Bhd	900	366
Boustead Holdings Bhd(1)	5,200	888
Bursa Malaysia Bhd	1,800	2,720
Carlsberg Brewery Malaysia Bhd	300	1,512
CIMB Group Holdings Bhd	5,900	6,927
CTOS Digital Bhd	300	98
D&O Green Technologies Bhd	100	92
Dagang NeXchange Bhd	14,700	3,439
Dayang Enterprise Holdings Bhd	500	111
DiGi.Com Bhd	3,400	2,739
Dufu Technology Corp. Bhd	400	238
Eco World Development Group Bhd	5,900	995
Ekovest Bhd(1)	10,100	955
Evergreen Fibreboard Bhd(1)	2,000	283
Fraser & Neave Holdings Bhd	100	443
Frontken Corp. Bhd	500	311
Gamuda Bhd	5,200	4,227
Greatech Technology Bhd(1)	100	87
Hap Seng Plantations Holdings Bhd	600	392
Hartalega Holdings Bhd	3,400	3,259
Heineken Malaysia Bhd	300	1,704
Hengyuan Refining Co. Bhd(1)	400	565
Hiap Teck Venture Bhd	3,700	291
Hibiscus Petroleum Bhd	12,000	3,781
Hong Leong Bank Bhd	500	2,403
Hong Leong Capital Bhd	100	131
Hong Leong Financial Group Bhd	400	1,842
Hong Seng Consolidated Bhd(1)	400	171
IHH Healthcare Bhd	700	1,070
IJM Corp. Bhd	12,100	4,965
Inari Amertron Bhd	2,200	1,406
Innoprise Plantations Bhd	800	348
IOI Properties Group Bhd	1,100	253
JAKS Resources Bhd(1)	1,300	86
KNM Group Bhd(1)	6,900	242
Kossan Rubber Industries Bhd	5,600	2,109
Kuala Lumpur Kepong Bhd	500	2,921
Lingkaran Trans Kota Holdings Bhd	2,300	2,445
Lotte Chemical Titan Holding Bhd	2,000	936
Malayan Banking Bhd	4,100	8,515
Malaysia Airports Holdings Bhd(1)	900	1,349
Malaysia Building Society Bhd	9,000	1,263
Malaysian Pacific Industries Bhd	100	743
Maxis Bhd	1,400	1,212
Mega First Corp. Bhd	700	589
Mieco Chipboard BHD	700	89
My EG Services Bhd	5,300	1,106
Nestle Malaysia Bhd	100	3,079
Pentamaster Corp. Bhd	400	337

PPB Group Bhd	500	1,896
Press Metal Aluminium Holdings Bhd	1,900	2,401
Public Bank Bhd	16,000	17,283
QL Resources Bhd	300	351
RHB Bank Bhd	4,300	5,957
Rubberex Corp. M Bhd(1)	1,300	185
Scientex Bhd	1,100	910
Sime Darby Bhd	5,600	2,800
Sime Darby Property Bhd	2,400	282
SP Setia Bhd Group	4,400	848
Sunway Bhd	3,100	1,224
Supermax Corp. Bhd	4,800	1,151
Syarikat Takaful Malaysia Keluarga Bhd	500	397
Ta Ann Holdings Bhd	1,100	1,250
TDM Bhd	1,600	97
Telekom Malaysia Bhd	1,900	2,326
TIME dotCom Bhd	1,900	1,897
TSH Resources Bhd	5,900	1,699
Unisem M Bhd	600	375
Velesto Energy Bhd(1)	11,800	321
ViTrox Corp. Bhd	200	351
VS Industry Bhd	600	136
Westports Holdings Bhd	2,000	1,575
		136,169
Mexico — 2.6%
Alsea SAB de CV(1)	1,600	3,427
America Movil SAB de CV, Class L ADR	724	15,450
Arca Continental SAB de CV	500	3,375
Banco del Bajio SA	1,700	4,225
Becle SAB de CV	2,000	4,602
Bolsa Mexicana de Valores SAB de CV	100	187
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	173	2,695
Corp. Inmobiliaria Vesta SAB de CV	4,400	8,938
Fomento Economico Mexicano SAB de CV, ADR	136	10,178
Genomma Lab Internacional SAB de CV, Class B	4,100	4,137
Gentera SAB de CV	7,100	5,419
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	105	6,065
Grupo Aeroportuario del Pacifico SAB de CV, ADR	68	10,226
Grupo Aeroportuario del Sureste SAB de CV, ADR	36	7,822
Grupo Bimbo SAB de CV, Series A	1,900	6,231
Grupo Comercial Chedraui SA de CV	900	2,502
Grupo Financiero Banorte SAB de CV, Class O	2,900	18,748
Grupo Financiero Inbursa SAB de CV, Class O(1)	4,600	9,492
Grupo Televisa SAB, ADR	1,610	16,438
Grupo Traxion SAB de CV(1)	200	333
Industrias Penoles SAB de CV	300	3,487
Kimberly-Clark de Mexico SAB de CV, A Shares	700	1,083
La Comer SAB de CV	300	595
Megacable Holdings SAB de CV	2,300	6,640
Nemak SAB de CV(1)	22,100	4,997
Orbia Advance Corp. SAB de CV	2,000	5,381
Promotora y Operadora de Infraestructura SAB de CV	825	5,661
Qualitas Controladora SAB de CV	400	2,000
Regional SAB de CV	1,100	6,521

Wal-Mart de Mexico SAB de CV	2,300	8,506
		185,361
Peru — 0.3%
Credicorp Ltd.	112	15,723
Intercorp Financial Services, Inc.	84	2,292
		18,015
Philippines — 0.9%
Ayala Land, Inc.	5,500	3,103
Bank of the Philippine Islands	3,410	6,430
BDO Unibank, Inc.	2,820	7,174
Century Pacific Food, Inc.(1)	900	378
Globe Telecom, Inc.	35	1,618
GT Capital Holdings, Inc.	380	3,639
International Container Terminal Services, Inc.	1,120	4,636
Jollibee Foods Corp.	670	2,677
LT Group, Inc.	3,900	610
Manila Electric Co.	590	4,202
Metropolitan Bank & Trust Co.	8,150	8,539
Monde Nissin Corp.(1)	1,400	395
Nickel Asia Corp.	18,400	2,538
Puregold Price Club, Inc.	4,500	2,832
Robinsons Land Corp.	12,200	4,514
Robinsons Retail Holdings, Inc.	540	548
Security Bank Corp.	880	1,549
SM Investments Corp.	150	2,455
SM Prime Holdings, Inc.	4,900	3,447
Universal Robina Corp.	1,660	3,417
Wilcon Depot, Inc.	3,000	1,516
		66,217
Poland — 0.8%
Alior Bank SA(1)	415	3,222
Allegro.eu SA(1)	97	568
AmRest Holdings SE(1)	255	1,098
Asseco Poland SA	49	884
Bank Handlowy w Warszawie SA	30	442
Bank Millennium SA(1)	2,306	2,642
Bank Polska Kasa Opieki SA	159	3,470
CCC SA(1)	18	220
CD Projekt SA	218	5,547
Cyfrowy Polsat SA	119	626
Dino Polska SA(1)	60	4,194
KGHM Polska Miedz SA	288	9,810
LiveChat Software SA	28	613
LPP SA	2	4,807
mBank SA(1)	6	391
Orange Polska SA(1)	3,826	5,628
Powszechna Kasa Oszczednosci Bank Polski SA(1)	582	4,347
Powszechny Zaklad Ubezpieczen SA	614	4,655
Santander Bank Polska SA	53	3,196
TEN Square Games SA	11	328
Warsaw Stock Exchange	24	214
XTB SA	400	1,913
		58,815
Romania†
MAS PLC	350	465

South Africa — 4.3%
Absa Group Ltd.	1,249	14,673
AECI Ltd.	614	4,049
Anglo American Platinum Ltd.	53	5,800
AngloGold Ashanti Ltd., ADR	697	11,974
Aspen Pharmacare Holdings Ltd.	342	3,528
Astral Foods Ltd.	314	3,840
AVI Ltd.	962	4,050
Barloworld Ltd.	548	3,455
Bid Corp. Ltd.	67	1,435
Capitec Bank Holdings Ltd.	51	7,338
Clicks Group Ltd.	377	7,359
Coronation Fund Managers Ltd.	319	762
DataTec Ltd.	577	1,370
Dis-Chem Pharmacies Ltd.	603	1,363
Discovery Ltd.(1)	374	3,478
FirstRand Ltd.	3,859	17,866
Foschini Group Ltd.	435	3,937
Gold Fields Ltd., ADR	1,071	10,003
Grindrod Shipping Holdings Ltd.	161	4,207
Impala Platinum Holdings Ltd.	951	12,966
Investec Ltd.	403	2,486
KAP Industrial Holdings Ltd.	13,509	4,054
Kumba Iron Ore Ltd.	102	3,841
Life Healthcare Group Holdings Ltd.	1,461	1,722
Merafe Resources Ltd.	11,416	1,188
Momentum Metropolitan Holdings	4,092	4,148
Motus Holdings Ltd.	517	3,788
Mr Price Group Ltd.	251	3,323
MTN Group Ltd.	1,778	19,165
MultiChoice Group	736	6,314
Naspers Ltd.,, N Shares	55	5,991
Nedbank Group Ltd.	714	10,823
NEPI Rockcastle SA	791	4,979
Netcare Ltd.	1,382	1,347
Ninety One Ltd.	283	777
Oceana Group Ltd.	26	94
Old Mutual Ltd.	9,715	7,934
Omnia Holdings Ltd.	1,288	6,879
Pepkor Holdings Ltd.	990	1,383
Pick n Pay Stores Ltd.	858	3,021
PPC Ltd.(1)	13,102	3,137
Rand Merchant Investment Holdings Ltd.	1,357	2,495
Raubex Group Ltd.	524	1,321
Reinet Investments SCA	269	5,441
Remgro Ltd.	706	6,791
RMB Holdings Ltd.(1)	2,200	211
Royal Bafokeng Platinum Ltd.	776	7,925
Sanlam Ltd.	978	4,219
Santam Ltd.	86	1,603
Sappi Ltd.(1)	3,370	12,276
Shoprite Holdings Ltd.	249	3,428
SPAR Group Ltd.	220	2,157
Standard Bank Group Ltd.	1,127	12,876

Steinhoff International Holdings NV(1)	15,326	2,633
Telkom SA SOC Ltd.(1)	1,341	3,984
Tiger Brands Ltd.	245	2,244
Transaction Capital Ltd.	121	336
Truworths International Ltd.	1,727	6,014
Vodacom Group Ltd.	345	3,240
Wilson Bayly Holmes-Ovcon Ltd.	21	110
Woolworths Holdings Ltd.	715	2,540
		301,691
South Korea — 14.6%
Aekyung Industrial Co. Ltd.	22	318
AfreecaTV Co. Ltd.	10	864
Agabang&Company(1)	48	150
Ahnlab, Inc.	5	453
Aju IB Investment Co. Ltd.	40	109
Alteogen, Inc.(1)	14	649
Amorepacific Corp.	19	2,503
AMOREPACIFIC Group	43	1,596
Ananti, Inc.(1)	245	1,579
Asiana Airlines, Inc.(1)	112	1,698
BGF retail Co. Ltd.	18	2,659
Bioneer Corp.(1)	20	499
BNK Financial Group, Inc.	1,038	6,616
Bukwang Pharmaceutical Co. Ltd.	34	293
Byucksan Corp.	129	390
Celltrion Healthcare Co. Ltd.	17	846
Celltrion, Inc.	59	7,629
Chabiotech Co. Ltd.(1)	26	376
Cheil Worldwide, Inc.	119	2,494
CJ CheilJedang Corp.	15	4,752
CJ ENM Co. Ltd.	26	2,489
CJ Logistics Corp.(1)	40	4,176
Coreana Cosmetics Co. Ltd.(1)	63	200
Cosmax, Inc.	19	1,071
CosmoAM&T Co. Ltd.(1)	14	614
Coway Co. Ltd.	60	3,452
CS Wind Corp.	11	505
Cuckoo Homesys Co. Ltd.	41	1,062
Dae Han Flour Mills Co. Ltd.	4	549
Daeduck Electronics Co. Ltd.	206	5,544
Daewoo Engineering & Construction Co. Ltd.(1)	998	5,258
Daishin Securities Co. Ltd.	177	2,337
Daol Investment & Securities Co. Ltd.	265	1,074
Daou Technology, Inc.	138	2,283
DB HiTek Co. Ltd.	95	5,244
DB Insurance Co. Ltd.	207	10,826
Dentium Co. Ltd.	14	868
DGB Financial Group, Inc.	771	5,416
DI Dong Il Corp.	20	385
DL E&C Co. Ltd.	44	1,852
DL Holdings Co. Ltd.	69	3,901
Dong-A Socio Holdings Co. Ltd.	11	945
Dongwha Enterprise Co. Ltd.(1)	4	268
Dongwon Development Co. Ltd.	33	130

Doosan Bobcat, Inc.	25	764
Doosan Co. Ltd.	2	136
Doosan Fuel Cell Co. Ltd.(1)	8	251
Doosan Heavy Industries & Construction Co. Ltd.(1)	119	1,985
Doosan Tesna, Inc.	67	2,242
DoubleUGames Co. Ltd.	6	212
Dreamtech Co. Ltd.	48	405
Duk San Neolux Co. Ltd.(1)	6	198
E-MART, Inc.	57	5,321
Echo Marketing, Inc.	52	649
Ecopro BM Co. Ltd.	9	3,660
Eo Technics Co. Ltd.	5	427
Eugene Technology Co. Ltd.	25	819
F&F Co. Ltd. / New	5	586
Fila Holdings Corp.	155	3,962
Genexine, Inc.(1)	87	2,649
GOLFZON Co. Ltd.	8	1,085
Green Cross Corp.	3	464
Green Cross Holdings Corp.	15	264
GS Engineering & Construction Corp.	306	9,804
GS Retail Co. Ltd.	166	3,602
Halla Holdings Corp.	42	1,405
Hana Financial Group, Inc.	754	30,155
Handsome Co. Ltd.	26	805
Hanjin Transportation Co. Ltd.	24	592
Hankook Tire & Technology Co. Ltd.	104	2,984
Hanmi Pharm Co. Ltd.	14	3,491
Hanmi Semiconductor Co. Ltd.	46	533
Hanon Systems	104	958
Hansae Co. Ltd.	10	176
Hansol Chemical Co. Ltd.	7	1,490
Hanssem Co. Ltd.	18	1,057
Hanwha Investment & Securities Co. Ltd.	193	639
Hanwha Life Insurance Co. Ltd.(1)	1,312	2,781
Hanwha Solutions Corp.(1)	207	6,499
Hanwha Systems Co. Ltd.	86	1,098
HDC Holdings Co. Ltd.	35	204
HDC Hyundai Development Co-Engineering & Construction, E Shares	46	514
Hite Jinro Co. Ltd.	80	2,298
HMM Co. Ltd.	607	15,869
Hotel Shilla Co. Ltd.	36	2,259
Huchems Fine Chemical Corp.	31	624
Hugel, Inc.(1)	4	401
Humax Co. Ltd.(1)	333	1,172
Hwaseung Enterprise Co. Ltd.	8	101
HYBE Co. Ltd.(1)	5	930
Hyosung Advanced Materials Corp.	2	834
Hyosung Chemical Corp.(1)	3	563
Hyosung Corp.	11	747
Hyosung Heavy Industries Corp.(1)	12	602
Hyundai Autoever Corp.	13	1,402
Hyundai Construction Equipment Co. Ltd.	28	915
Hyundai Corp.	19	289
Hyundai Department Store Co. Ltd.	35	2,227

Hyundai Doosan Infracore Co. Ltd.(1)	198	1,020
Hyundai Electric & Energy System Co. Ltd.(1)	132	2,403
Hyundai Elevator Co. Ltd.	49	1,360
Hyundai Engineering & Construction Co. Ltd.	116	4,043
Hyundai Futurenet Co., Ltd.	86	215
Hyundai Greenfood Co. Ltd.	75	506
Hyundai Home Shopping Network Corp.	12	571
Hyundai Marine & Fire Insurance Co. Ltd.	310	7,858
Hyundai Mipo Dockyard Co. Ltd.(1)	43	2,903
Hyundai Mobis Co. Ltd.	54	9,485
Hyundai Motor Co.	179	27,276
Hyundai Rotem Co. Ltd.(1)	119	1,852
Hyundai Wia Corp.	28	1,495
i-SENS, Inc.	6	155
Iljin Diamond Co. Ltd.	11	227
iMarketKorea, Inc.	67	597
Industrial Bank of Korea	836	7,602
Innocean Worldwide, Inc.	71	2,888
Innox Advanced Materials Co. Ltd.	29	1,024
Insun ENT Co. Ltd.(1)	48	393
Interflex Co. Ltd.(1)	17	216
Interpark Corp.	7	135
INTOPS Co. Ltd.	39	1,203
IS Dongseo Co. Ltd.	73	2,915
JB Financial Group Co. Ltd.	589	4,259
Jusung Engineering Co. Ltd.	123	2,088
JYP Entertainment Corp.	42	1,922
Kakao Corp.	97	6,625
Kakao Games Corp.(1)	31	1,555
KakaoBank Corp.(1)	25	817
KB Financial Group, Inc., ADR	458	22,415
KC Tech Co. Ltd.	30	486
KCC Corp.	8	2,241
KCC Glass Corp.	88	4,105
KEPCO Engineering & Construction Co., Inc.	40	2,380
KEPCO Plant Service & Engineering Co. Ltd.	57	1,724
KH Vatec Co. Ltd.	39	709
Kia Corp.	397	27,387
KISCO Corp.	48	335
KIWOOM Securities Co. Ltd.	75	5,767
Kolon Industries, Inc.	15	826
KONA I Co. Ltd.(1)	14	251
Korea Investment Holdings Co. Ltd.	150	8,646
Korea Petrochemical Ind Co. Ltd.	17	2,132
Korea Real Estate Investment & Trust Co. Ltd.	415	666
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	58	4,271
Korea United Pharm, Inc.	11	247
Korean Air Lines Co. Ltd.(1)	494	11,588
Korean Reinsurance Co.	220	1,710
Krafton, Inc.(1)	6	1,248
Kukjeon Pharmaceutical Co. Ltd.	13	100
Kumho Petrochemical Co. Ltd.	67	8,635
Kumho Tire Co., Inc.(1)	79	272
Kyung Dong Navien Co. Ltd.	10	370

L&F Co. Ltd.(1)	6	1,256
LEENO Industrial, Inc.	16	2,016
LF Corp.	110	1,732
LG Display Co. Ltd., ADR	1,194	8,346
LG Electronics, Inc.	216	18,219
LG Energy Solution(1)	7	2,512
LG Household & Health Care Ltd.	3	1,772
LG Innotek Co. Ltd.	45	13,906
LG Uplus Corp.	750	8,385
Lotte Chemical Corp.	34	5,599
Lotte Chilsung Beverage Co. Ltd.	11	1,731
Lotte Data Communication Co.	27	646
LOTTE Fine Chemical Co. Ltd.	40	2,701
LOTTE Himart Co. Ltd.	6	106
Lotte Rental Co. Ltd.	79	2,386
Lotte Shopping Co. Ltd.	40	3,272
LS Corp.	35	1,858
LS Electric Co. Ltd.	14	577
LVMC Holdings(1)	647	1,844
LX Hausys Ltd.	36	1,456
LX Holdings Corp.(1)	135	1,056
LX Semicon Co. Ltd.	54	5,510
Maeil Dairies Co. Ltd.	22	1,173
Mando Corp.	68	2,998
Mcnex Co. Ltd.	33	1,031
MegaStudyEdu Co. Ltd.	28	2,087
Meritz Financial Group, Inc.	142	3,744
Meritz Fire & Marine Insurance Co. Ltd.	164	5,113
Meritz Securities Co. Ltd.	1,249	6,120
Mirae Asset Securities Co. Ltd.	822	5,396
NAVER Corp.	39	9,030
NCSoft Corp.	6	2,197
Neowiz(1)	27	502
NEPES Corp.(1)	28	656
Netmarble Corp.	10	671
Nexen Tire Corp.	99	500
NEXTIN, Inc.	8	451
NH Investment & Securities Co. Ltd.	568	4,943
NHN Corp.(1)	28	715
NHN KCP Corp.(1)	27	351
NICE Information Service Co. Ltd.	80	1,086
NongShim Co. Ltd.	7	1,558
OCI Co. Ltd.	32	3,318
Pan Ocean Co. Ltd.	1,203	7,360
Partron Co. Ltd.	311	2,801
Pearl Abyss Corp.(1)	35	1,781
PharmaResearch Co. Ltd.	13	867
PI Advanced Materials Co. Ltd.	33	1,327
PSK, Inc.	40	1,459
Pulmuone Co. Ltd.	21	259
S&S Tech Corp.	16	332
S-1 Corp.	24	1,391
Sam Young Electronics Co. Ltd.	21	202
Samsung Biologics Co. Ltd.(1)	5	3,412

Samsung C&T Corp.	51	4,966
Samsung Electro-Mechanics Co. Ltd.	114	14,165
Samsung Electronics Co. Ltd., GDR	152	204,177
Samsung Fire & Marine Insurance Co. Ltd.	79	12,656
Samsung Heavy Industries Co. Ltd.(1)	2,057	9,830
Samsung Life Insurance Co. Ltd.	116	6,367
Samsung SDI Co. Ltd.	25	11,561
Samsung SDS Co. Ltd.	45	5,381
Samsung Securities Co. Ltd.	237	7,565
Samwha Capacitor Co. Ltd.	9	369
Sangsangin Co. Ltd.	255	2,258
SD Biosensor, Inc.	71	2,861
SeAH Steel Corp.	4	579
SeAH Steel Holdings Corp.	3	393
Sebang Global Battery Co. Ltd.	6	302
Seegene, Inc.	126	4,519
Seobu T&D	47	360
Seoul Semiconductor Co. Ltd.	60	619
SFA Engineering Corp.	43	1,453
SFA Semicon Co. Ltd.(1)	129	705
SGC Energy Co. Ltd.	6	195
Shinhan Financial Group Co. Ltd., ADR	792	27,379
Shinsegae International, Inc.	42	1,172
Shinsegae, Inc.	31	6,330
SK Bioscience Co. Ltd.(1)	11	1,200
SK Chemicals Co. Ltd.	51	5,295
SK Hynix, Inc.	762	66,045
SK IE Technology Co. Ltd.(1)	5	508
SK Networks Co. Ltd.	695	2,636
SK Securities Co. Ltd.	1,084	708
SK Telecom Co. Ltd., ADR	113	2,889
SKC Co. Ltd.	11	1,421
SL Corp.	16	402
SM Entertainment Co. Ltd.	21	1,174
Soulbrain Holdings Co., Ltd.	5	108
STIC Investments, Inc.	42	302
Studio Dragon Corp.(1)	19	1,178
Sung Kwang Bend Co. Ltd.	60	513
Taihan Electric Wire Co. Ltd.(1)	69	124
TES Co. Ltd.	57	1,192
TK Corp.	41	418
Tokai Carbon Korea Co. Ltd.	12	1,333
TSE Co. Ltd.	10	699
TY Holdings Co. Ltd.(1)	30	615
Unid Co. Ltd.	12	1,232
Value Added Technology Co. Ltd.	19	580
Vidente Co. Ltd.(1)	70	659
Webzen, Inc.(1)	15	253
WONIK IPS Co. Ltd.	54	1,692
Woongjin Thinkbig Co. Ltd.	51	123
Woori Financial Group, Inc.	1,489	17,934
Woori Investment Bank Co. Ltd.	826	573
Woori Technology Investment Co. Ltd.(1)	324	1,811
YG Entertainment, Inc.	8	364

Youlchon Chemical Co. Ltd.	6	109
Youngone Corp.	38	1,418
Youngone Holdings Co. Ltd.	53	2,458
Yuhan Corp.	24	1,168
Yungjin Pharmaceutical Co. Ltd.(1)	55	186
Zinus, Inc.	6	288
		1,034,627
Taiwan — 18.1%
Acer, Inc.	8,000	7,968
Advanced International Multitech Co. Ltd.	1,000	3,162
AGV Products Corp.(1)	2,000	768
Alltek Technology Corp.	1,000	1,331
AmTRAN Technology Co. Ltd.	3,000	1,341
Apacer Technology, Inc.	1,000	1,479
Apex International Co. Ltd.	1,000	3,126
Ardentec Corp.	1,000	1,655
ASE Technology Holding Co. Ltd., ADR	2,625	18,769
Asia Pacific Telecom Co. Ltd.(1)	1,000	244
Asia Polymer Corp.	1,000	1,012
Asia Vital Components Co. Ltd.	1,000	3,859
Asustek Computer, Inc.	1,000	11,708
AU Optronics Corp.	19,000	11,669
AURAS Technology Co. Ltd.	1,000	6,333
Avermedia Technologies	1,000	888
Bank of Kaohsiung Co. Ltd.	2,000	922
BenQ Materials Corp.	1,000	1,229
Brighton-Best International Taiwan, Inc.	2,000	2,403
Capital Securities Corp.	6,000	3,054
Career Technology MFG. Co. Ltd.	2,000	1,537
Catcher Technology Co. Ltd.	2,000	11,257
Cathay Financial Holding Co. Ltd.	11,000	20,982
Central Reinsurance Co. Ltd.	1,000	989
Chang Hwa Commercial Bank Ltd.	8,000	4,979
Chang Wah Electromaterials, Inc.	1,000	1,267
CHC Healthcare Group	1,000	1,341
Cheng Loong Corp.	2,000	2,063
Cheng Mei Materials Technology Corp.(1)	2,000	802
Cheng Shin Rubber Industry Co. Ltd.	4,000	4,882
Cheng Uei Precision Industry Co. Ltd.	1,000	1,197
Chin-Poon Industrial Co. Ltd.	1,000	1,080
China Bills Finance Corp.	1,000	578
China Man-Made Fiber Corp.	4,000	1,140
China Motor Corp.	1,000	2,143
China Wire & Cable Co. Ltd.	1,000	1,034
Chipbond Technology Corp.	2,000	4,766
ChipMOS Technologies, Inc.	2,000	3,333
Chroma ATE, Inc.	1,000	5,686
Chung-Hsin Electric & Machinery Manufacturing Corp.	2,000	3,534
Chunghwa Telecom Co. Ltd., ADR	254	10,922
Clevo Co.	1,000	1,180
CMC Magnetics Corp.(1)	3,000	927
Co-Tech Development Corp.	1,000	1,990
Collins Co. Ltd.	1,000	638
Compal Electronics, Inc.	11,000	8,689

Compeq Manufacturing Co. Ltd.	4,000	6,481
Concord Securities Co. Ltd.	2,000	902
Continental Holdings Corp.	1,000	1,020
CSBC Corp. Taiwan(1)	1,000	673
CTBC Financial Holding Co. Ltd.	28,000	26,002
CTCI Corp.	2,000	3,211
DA CIN Construction Co. Ltd.	1,000	1,080
Darfon Electronics Corp.	1,000	1,499
Darwin Precisions Corp.(1)	1,000	365
Delta Electronics, Inc.	1,000	8,228
Dimerco Express Corp.	1,000	3,708
Dynamic Electronics Co. Ltd.	1,000	861
E.Sun Financial Holding Co. Ltd.	8,000	8,384
Elan Microelectronics Corp.	1,000	5,095
Elite Material Co. Ltd.	1,000	7,959
Eternal Materials Co. Ltd.	1,000	1,211
Etron Technology, Inc.(1)	1,000	2,357
Eva Airways Corp.(1)	5,000	5,842
Evergreen International Storage & Transport Corp.	2,000	2,524
Evergreen Marine Corp. Taiwan Ltd.(1)	4,000	19,158
Everlight Electronics Co. Ltd.	2,000	3,068
Excelsior Medical Co. Ltd.	1,000	2,328
Far Eastern International Bank	7,000	2,787
Far Eastern New Century Corp.	5,000	5,239
Far EasTone Telecommunications Co. Ltd.	3,000	8,213
Farglory F T Z Investment Holding Co. Ltd.	1,000	1,815
Farglory Land Development Co. Ltd.	1,000	2,254
First Financial Holding Co. Ltd.	15,000	14,072
First Steamship Co. Ltd.(1)	1,000	371
FLEXium Interconnect, Inc.	1,000	3,476
Flytech Technology Co. Ltd.	1,000	2,674
FocalTech Systems Co. Ltd.	1,000	3,921
Formosa Laboratories, Inc.(1)	1,000	1,683
Formosan Union Chemical	1,000	882
Foxconn Technology Co. Ltd.	3,000	5,610
Franbo Lines Corp.(1)	1,000	948
Fubon Financial Holding Co. Ltd.	9,000	19,735
Fulltech Fiber Glass Corp.(1)	1,000	489
Gamania Digital Entertainment Co. Ltd.	1,000	2,335
Gemtek Technology Corp.	1,000	997
General Interface Solution Holding Ltd.	1,000	3,115
Gigabyte Technology Co. Ltd.	1,000	3,864
Global Brands Manufacture Ltd.	1,000	1,062
Gloria Material Technology Corp.	1,000	1,011
Gold Circuit Electronics Ltd.	1,000	2,780
Goldsun Building Materials Co. Ltd.	3,000	2,796
Grand Fortune Securities Co. Ltd.	1,000	576
Grand Pacific Petrochemical	3,000	2,519
Great Wall Enterprise Co. Ltd.	1,000	1,697
Greatek Electronics, Inc.	1,000	2,466
GTM Holdings Corp.	1,000	887
Hai Kwang Enterprise Corp.	1,000	897
Hannstar Board Corp.	1,000	1,255
HannStar Display Corp.	7,000	2,993

HannsTouch Solution, Inc.	1,000	399
Highwealth Construction Corp.	1,000	1,597
Hiwin Technologies Corp.	1,000	7,698
Ho Tung Chemical Corp.	4,000	1,364
Holtek Semiconductor, Inc.	1,000	3,419
Holy Stone Enterprise Co. Ltd.	1,000	3,853
Hon Hai Precision Industry Co. Ltd.	11,000	42,651
Hong TAI Electric Industrial	1,000	844
Hotai Finance Co. Ltd.	1,000	3,528
Hua Nan Financial Holdings Co. Ltd.	13,000	10,604
Hung Sheng Construction Ltd.	2,000	1,722
Ibase Technology, Inc.(1)	1,000	1,692
IBF Financial Holdings Co. Ltd.	8,000	4,292
Innolux Corp.(1)	23,000	10,968
Integrated Service Technology, Inc.(1)	1,000	1,771
International CSRC Investment Holdings Co.	3,000	2,196
Inventec Corp.	1,000	884
ITE Technology, Inc.	1,000	3,444
Jarllytec Co. Ltd.	1,000	2,292
Kaori Heat Treatment Co. Ltd.	1,000	2,181
Kenda Rubber Industrial Co. Ltd.	1,000	1,066
Kenmec Mechanical Engineering Co. Ltd.(1)	1,000	906
Kerry TJ Logistics Co. Ltd.	1,000	1,473
Kindom Development Co. Ltd.	1,000	1,192
King Yuan Electronics Co. Ltd.	4,000	6,284
King's Town Bank Co. Ltd.	2,000	2,468
Kinik Co.	1,000	5,332
Kinpo Electronics	1,000	470
KNH Enterprise Co. Ltd.	1,000	717
L&K Engineering Co. Ltd.	1,000	1,083
LandMark Optoelectronics Corp.	1,000	4,993
Lealea Enterprise Co. Ltd.(1)	2,000	741
Lingsen Precision Industries Ltd.(1)	1,000	734
Lite-On Technology Corp.	1,000	2,163
Longchen Paper & Packaging Co. Ltd.	1,000	627
Lung Yen Life Service Corp.	1,000	1,627
Macronix International Co. Ltd.	5,000	6,750
Mega Financial Holding Co. Ltd.	7,000	9,299
Mercuries Life Insurance Co. Ltd.(1)	5,000	1,237
Micro-Star International Co. Ltd.	1,000	4,611
Mitac Holdings Corp.	2,000	1,924
Nan Ya Plastics Corp.	6,000	17,551
Nantex Industry Co. Ltd.	1,000	1,765
Nanya Technology Corp.	3,000	6,847
Novatek Microelectronics Corp.	1,000	13,852
Nuvoton Technology Corp.	1,000	5,904
O-Bank Co. Ltd.	9,000	2,723
OptoTech Corp.	1,000	1,717
Orient Semiconductor Electronics Ltd.(1)	1,000	728
Oriental Union Chemical Corp.(1)	2,000	1,350
Pan Jit International, Inc.	1,000	2,857
Pegatron Corp.	4,000	9,546
Phoenix Silicon International Corp.	1,000	2,105
Pixart Imaging, Inc.	1,000	3,985

Pou Chen Corp.	6,000	6,439
Powertech Technology, Inc.	2,000	6,714
President Chain Store Corp.	1,000	9,464
President Securities Corp.	2,000	1,289
Primax Electronics Ltd.	1,000	2,114
Prince Housing & Development Corp.	1,000	422
Promate Electronic Co. Ltd.	1,000	1,479
Qisda Corp.	1,000	1,000
Quanta Computer, Inc.	1,000	2,729
Radiant Opto-Electronics Corp.	1,000	3,584
Realtek Semiconductor Corp.(1)	1,000	15,178
Ritek Corp.(1)	1,000	307
Roo Hsing Co. Ltd.(1)	1,000	173
Ruentex Development Co. Ltd.	1,000	2,642
Ruentex Industries Ltd.	1,000	2,908
Sanyang Motor Co. Ltd.	1,000	1,078
Sesoda Corp.	1,000	1,892
Shanghai Commercial & Savings Bank Ltd.	7,000	12,146
Sheng Yu Steel Co. Ltd.	1,000	1,059
Shih Wei Navigation Co. Ltd.(1)	1,000	1,521
Shin Kong Financial Holding Co. Ltd.	30,000	9,530
Shinkong Insurance Co. Ltd.	1,000	1,847
Shinkong Synthetic Fibers Corp.	3,000	1,993
Sigurd Microelectronics Corp.	1,000	2,041
Silicon Integrated Systems Corp.	2,000	1,583
Sincere Navigation Corp.	1,000	921
Sinkang Industries Co. Ltd.	1,000	888
Sino-American Silicon Products, Inc.	1,000	5,921
Sinon Corp.	1,000	1,140
SinoPac Financial Holdings Co. Ltd.	23,000	14,311
Siward Crystal Technology Co. Ltd.	1,000	1,310
Solar Applied Materials Technology Corp.	1,000	1,644
Sonix Technology Co. Ltd.	1,000	2,644
Sporton International, Inc.	1,000	6,709
Standard Foods Corp.	1,000	1,636
Stark Technology, Inc.	1,000	3,106
Swancor Holding Co. Ltd.	1,000	4,490
Synnex Technology International Corp.	1,000	2,406
T3EX Global Holdings Corp.	1,000	4,544
Tai-Saw Technology Co. Ltd.(1)	1,000	1,319
Taichung Commercial Bank Co. Ltd.	10,000	4,790
Taigen Biopharmaceuticals Holdings Ltd.(1)	1,000	550
Tainan Spinning Co. Ltd.	1,000	693
Taishin Financial Holding Co. Ltd.	22,000	13,528
Taita Chemical Co. Ltd.	1,000	1,012
Taiwan Business Bank	18,000	7,586
Taiwan Cement Corp.	3,000	4,395
Taiwan Cooperative Financial Holding Co. Ltd.	5,000	4,825
Taiwan Fertilizer Co. Ltd.	1,000	2,397
Taiwan Glass Industry Corp.	3,000	2,340
Taiwan High Speed Rail Corp.	5,000	4,757
Taiwan Hon Chuan Enterprise Co. Ltd.	1,000	2,565
Taiwan Mobile Co. Ltd.	1,000	3,716
Taiwan Navigation Co. Ltd.	1,000	1,270

Taiwan Paiho Ltd.	1,000	2,332
Taiwan PCB Techvest Co. Ltd.	1,000	1,835
Taiwan Secom Co. Ltd.	1,000	3,784
Taiwan Semiconductor Co. Ltd.	1,000	2,870
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,401	228,815
Taiwan Styrene Monomer	1,000	541
Taiwan Surface Mounting Technology Corp.	1,000	3,823
Taiwan TEA Corp.(1)	1,000	650
Tatung Co. Ltd.(1)	2,000	2,423
Teco Electric and Machinery Co. Ltd.	5,000	5,306
Tex-Ray Industrial Co. Ltd.	1,000	476
Thye Ming Industrial Co. Ltd.	1,000	1,546
Ton Yi Industrial Corp.	3,000	1,673
Tong Yang Industry Co. Ltd.	2,000	2,745
Topco Scientific Co. Ltd.	1,000	5,741
TPK Holding Co. Ltd.	1,000	1,171
Transcend Information, Inc.	1,000	2,477
Tripod Technology Corp.	1,000	3,991
TSRC Corp.	2,000	2,048
TTY Biopharm Co. Ltd.	1,000	2,371
Tung Ho Steel Enterprise Corp.	2,000	4,358
TXC Corp.	1,000	3,314
Tycoons Group Enterprise(1)	1,000	350
Tyntek Corp.	1,000	770
TZE Shin International Co. Ltd.(1)	1,000	764
Uni-President Enterprises Corp.	6,000	13,883
Unimicron Technology Corp.	2,000	14,679
Union Bank of Taiwan(1)	7,000	3,569
Unitech Printed Circuit Board Corp.(1)	1,000	581
United Microelectronics Corp.	8,000	14,097
United Renewable Energy Co. Ltd.(1)	3,000	2,191
Unizyx Holding Corp.(1)	1,000	943
UPC Technology Corp.	1,000	587
USI Corp.	2,000	1,747
Vanguard International Semiconductor Corp.	1,000	3,668
Wafer Works Corp.	1,000	2,135
Walsin Lihwa Corp.	6,000	9,649
Walsin Technology Corp.	1,000	3,954
Walton Advanced Engineering, Inc.	1,000	505
Wan Hai Lines Ltd.	1,000	5,353
We & Win Development Co. Ltd.	1,000	324
WEI Chih Steel Industrial Co. Ltd.(1)	1,000	1,127
Wei Chuan Foods Corp.	1,000	718
Weikeng Industrial Co. Ltd.	1,000	1,065
Win Semiconductors Corp.	1,000	7,722
Winbond Electronics Corp.	9,000	8,985
Wisdom Marine Lines Co. Ltd.	1,000	3,331
Wistron Corp.	6,000	5,848
WPG Holdings Ltd.	1,000	1,814
WT Microelectronics Co. Ltd.	2,000	5,144
XinTec, Inc.	1,000	5,040
Yang Ming Marine Transport Corp.(1)	3,000	12,740
Yem Chio Co. Ltd.	2,000	1,088
YFY, Inc.	3,000	2,961

Youngtek Electronics Corp.	1,000	2,594
Yuanta Financial Holding Co. Ltd.	17,000	14,190
Yulon Finance Corp.	1,000	7,458
Yulon Motor Co. Ltd.	2,000	3,048
Zhen Ding Technology Holding Ltd.	1,000	4,135
		1,284,849
Thailand — 2.5%
AAPICO Hitech PCL, NVDR	900	631
Advanced Info Service PCL, NVDR	1,000	6,335
Advanced Information Technology PCL, NVDR	3,900	790
AEON Thana Sinsap Thailand PCL, NVDR	300	1,673
Airports of Thailand PCL, NVDR(1)	2,300	4,686
AJ Plast PCL, NVDR	400	194
Amanah Leasing PCL, NVDR	3,100	456
Amata Corp. PCL, NVDR	2,800	1,643
AP Thailand PCL, NVDR	14,100	4,614
Aqua Corp. PCL, NVDR(1)	8,600	148
Asia Plus Group Holdings PCL, NVDR	4,400	419
Asset World Corp. PCL, NVDR	18,600	2,772
Bangkok Airways PCL, NVDR(1)	800	250
Bangkok Chain Hospital PCL, NVDR	4,100	2,434
Bangkok Dusit Medical Services PCL, NVDR	7,400	5,567
Bangkok Life Assurance PCL, NVDR	1,300	1,485
BCPG PCL, NVDR	1,400	483
BEC World PCL, NVDR	5,200	2,357
Berli Jucker PCL, NVDR	800	847
Better World Green PCL, NVDR(1)	27,800	780
BTS Group Holdings PCL, NVDR	6,300	1,637
Bumrungrad Hospital PCL, NVDR	900	4,589
Carabao Group PCL, NVDR	400	1,289
Central Pattana PCL, NVDR	1,600	3,000
Central Plaza Hotel PCL, NVDR(1)	300	368
Central Retail Corp. PCL, NVDR	3,900	4,328
CH Karnchang PCL, NVDR	1,400	853
Charoen Pokphand Foods PCL, NVDR	2,400	1,820
Chularat Hospital PCL, NVDR	13,000	1,413
Com7 PCL, NVDR	1,200	1,322
Country Group Holdings PCL, NVDR	7,500	245
Delta Electronics Thailand PCL, NVDR	100	1,005
Dhipaya Group Holdings PCL, NVDR(1)	1,700	3,275
Dohome PCL, NVDR	400	222
Dynasty Ceramic PCL, NVDR	19,000	1,588
Eastern Polymer Group PCL, NVDR	1,300	383
Eastern Water Resources Development and Management PCL, NVDR	500	92
Ekachai Medical Care PCL, NVDR	1,560	369
Energy Absolute PCL, NVDR	1,600	4,187
Forth Corp. PCL, NVDR	600	847
G J Steel PCL, NVDR(1)	50,800	682
GFPT PCL, NVDR	1,300	634
Gunkul Engineering PCL, NVDR	13,100	2,211
Hana Microelectronics PCL, NVDR	2,800	3,829
Home Product Center PCL, NVDR	8,600	3,733
Humanica PCL, NVDR	600	222
Indorama Ventures PCL, NVDR	2,700	3,874

Interlink Communication PCL, NVDR	2,600	664
IT City PCL (NVDR), NVDR	1,300	406
Italian-Thai Development PCL, NVDR(1)	26,200	1,513
Jasmine International PCL, NVDR(1)	23,700	2,422
Jay Mart PCL, NVDR	500	886
JMT Network Services PCL, NVDR	500	1,129
JWD Infologistics PCL, NVDR	2,200	1,023
Karmarts PCL, NVDR	2,700	391
KCE Electronics PCL, NVDR	300	577
KGI Securities Thailand PCL, NVDR	4,300	666
Kiatnakin Phatra Bank PCL, NVDR	700	1,472
Krung Thai Bank PCL, NVDR	4,500	1,984
Krungthai Card PCL, NVDR	1,100	1,966
Land & Houses PCL, NVDR	22,200	5,805
Lanna Resources PCL, NVDR	1,700	974
LPN Development PCL, NVDR	1,700	232
Master Ad PCL, NVDR(1)	10,500	221
MBK PCL, NVDR(1)	700	292
MCS Steel PCL, NVDR	1,900	699
Mega Lifesciences PCL, NVDR	900	1,368
MFEC PCL, NVDR	800	231
Minor International PCL, NVDR(1)	3,200	3,269
MK Restaurants Group PCL, NVDR	200	308
Mono Next PCL, NVDR(1)	6,200	387
Muangthai Capital PCL, NVDR	900	1,293
Nusasiri PCL, NVDR(1)	5,800	240
Origin Property PCL, NVDR	4,900	1,558
Osotspa PCL, NVDR	2,300	2,332
Plan B Media PCL, NVDR(1)	14,600	3,327
Polyplex Thailand PCL, NVDR	700	503
POSCO-Thainox PCL, NVDR	5,200	192
Praram 9 Hospital PCL, NVDR	7,000	2,967
Property Perfect PCL, NVDR	11,340	143
Pruksa Holding PCL, NVDR	1,300	512
Quality Houses PCL, NVDR	31,400	2,036
Rajthanee Hospital PCL, NVDR	1,400	1,453
Regional Container Lines PCL, NVDR	3,100	4,185
RS PCL, NVDR	1,300	603
S Hotels & Resorts PCL, NVDR(1)	2,600	348
S Kijchai Enterprise PCL, R Shares, NVDR	4,000	947
Sabina PCL, NVDR	1,000	692
Sansiri PCL, NVDR	63,300	2,107
Sappe PCL, NVDR	200	207
SC Asset Corp. PCL, NVDR	2,100	211
SCB X PCL, NVDR	400	1,321
Sena Development PCL, NVDR	800	97
Sermsang Power Corp. Co. Ltd., NVDR	2,770	799
Siam Global House PCL, NVDR	5,900	3,639
Sino-Thai Engineering & Construction PCL, NVDR	6,200	2,368
SNC Former PCL, NVDR	1,000	555
Somboon Advance Technology PCL, NVDR	2,400	1,358
Sri Trang Agro-Industry PCL, NVDR	2,200	1,584
Srisawad Corp. PCL, NVDR	1,300	2,105
STARK Corp. PCL, NVDR(1)	800	116

STP & I PCL, NVDR(1)	2,700	340
Supalai PCL, NVDR	2,300	1,371
Super Energy Corp. PCL, NVDR	21,300	528
Tata Steel Thailand PCL, NVDR	2,300	93
Thai Union Group PCL, NVDR	2,100	1,054
Thai Vegetable Oil PCL, NVDR	3,400	3,227
Thai Wah PCL, NVDR	6,300	1,224
Thaicom PCL, NVDR	600	163
Thaire Life Assurance PCL, NVDR	800	130
Thanachart Capital PCL, NVDR	700	818
Thonburi Healthcare Group PCL, NVDR	2,800	6,131
Thoresen Thai Agencies PCL, NVDR	6,700	1,974
Tipco Asphalt PCL, NVDR	800	393
Tisco Financial Group PCL, NVDR	400	1,072
TKS Technologies PCL, NVDR	600	201
TOA Paint Thailand PCL, NVDR	400	335
TQM Corp. PCL, NVDR	300	418
TTW PCL, NVDR	1,600	514
U City PLC, NVDR(1)	16,100	672
VGI PCL, NVDR	1,100	172
WHA Corp. PCL, NVDR	31,600	2,951
Workpoint Entertainment PCL, NVDR	200	139
		179,184
Turkey — 0.5%
AG Anadolu Grubu Holding AS	45	109
Alarko Holding AS	133	242
Albaraka Turk Katilim Bankasi AS(1)	3,134	254
Alkim Alkali Kimya AS	68	94
Anadolu Anonim Turk Sigorta Sirketi(1)	847	294
Anadolu Efes Biracilik Ve Malt Sanayii AS	293	505
Aselsan Elektronik Sanayi Ve Ticaret AS	632	941
Aygaz AS	55	120
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	264	219
Baticim Bati Anadolu Cimento Sanayii AS(1)	212	286
BIM Birlesik Magazalar AS	666	3,348
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	171	369
Coca-Cola Icecek AS	62	492
Dogus Otomotiv Servis ve Ticaret AS	170	720
EGE Gubre Sanayii AS	17	225
EGE Seramik Sanayi ve Ticaret AS	167	234
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	606	355
Enerjisa Enerji AS	689	622
Esenboga Elektrik Uretim AS	99	193
Galata Wind Enerji AS	503	217
Goodyear Lastikleri TAS(1)	358	214
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	678	351
GSD Holding AS(1)	2,272	600
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	171	89
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	427	531
Is Finansal Kiralama AS(1)	1,844	438
Is Yatirim Menkul Degerler AS	159	189
Jantsa Jant Sanayi Ve Ticaret AS	50	247
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	741	316
Kartonsan Karton Sanayi ve Ticaret AS	69	274

Kordsa Teknik Tekstil AS	93	270
Logo Yazilim Sanayi Ve Ticaret AS	116	286
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	289	698
Migros Ticaret AS(1)	338	917
MLP Saglik Hizmetleri AS(1)	334	714
Naturel Yenilenebilir Enerji Ticaret AS	60	213
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,956	496
Otokar Otomotiv Ve Savunma Sanayi A.S.	31	812
Penta Teknoloji Urunleri Dagitim Ticaret AS	29	792
Petkim Petrokimya Holding AS(1)	2,393	1,446
Polisan Holding AS	859	238
Qua Granite Hayal	161	266
Sekerbank Turk AS(1)	3,323	259
Sok Marketler Ticaret AS	536	438
TAV Havalimanlari Holding AS(1)	329	911
Tekfen Holding AS	519	622
Tofas Turk Otomobil Fabrikasi AS	325	1,502
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	500	132
Turcas Petrol AS(1)	368	150
Turk Traktor ve Ziraat Makineleri AS	26	384
Turkcell Iletisim Hizmetleri AS, ADR	646	1,938
Turkiye Halk Bankasi AS(1)	2,559	904
Turkiye Sinai Kalkinma Bankasi AS(1)	5,744	776
Turkiye Vakiflar Bankasi TAO, D Shares(1)	3,289	856
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	1,199	954
Vestel Elektronik Sanayi ve Ticaret AS	402	661
Yapi ve Kredi Bankasi AS	11,445	3,218
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	306	261
Zorlu Enerji Elektrik Uretim AS(1)	1,822	234
		34,436
TOTAL COMMON STOCKS (Cost $7,101,851)		7,084,345
RIGHTS†
South Korea†
Ecopro BM Co. Ltd. (Cost $—)	1	63
WARRANTS†
Malaysia†
Eco World Development Group Bhd (Cost $—)	360	10
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,254	4,254
TOTAL SHORT-TERM INVESTMENTS (Cost $4,254)		4,254
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $7,106,105)		7,088,672
OTHER ASSETS AND LIABILITIES — 0.2%		13,043
TOTAL NET ASSETS — 100.0%		$7,101,715

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.6%
Information Technology	20.5%
Consumer Discretionary	13.7%
Industrials	10.3%
Communication Services	8.7%
Consumer Staples	6.5%
Materials	5.7%
Health Care	4.5%
Real Estate	3.2%
Utilities	1.9%
Energy	0.1%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	177,102	266,172	—
Chile	29,699	51,058	—
China	444,858	1,444,653	—
Colombia	9,700	15,692	—
India	119,079	976,361	—
Indonesia	27,481	128,309	—
Mexico	68,874	116,487	—
Peru	18,015	—	—
South Africa	21,977	279,714	—
South Korea	61,029	973,598	—
Taiwan	258,506	1,026,343	—
Turkey	1,938	32,498	—
Other Countries	—	535,202	—
Rights	—	63	—
Warrants	—	10	—
Short-Term Investments	4,254	—	—
	1,242,512	5,846,160	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.